As filed with the Securities and Exchange Commission on September 28, 2006

Securities Act File No. 2-36429
Investment Company Act File No. 811-2033

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.          ☐

Post-Effective Amendment No. 83   ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 53      ☒

(Check appropriate box or boxes.)

THE RESERVE FUND

(Exact Name of Registrant as Specified in Charter)

1250 BROADWAY, NEW YORK, NY
10001-3701

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Edmund P. Bergan, Jr., Esq.

The Reserve Funds
1250 Broadway
New York, NY 10001-3701

(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering: Immediately Upon Filing

It is proposed that this filing will become effective (check appropriate box)

☒             immediately upon filing pursuant to paragraph (b)

☐               on (date) pursuant to paragraph (b)

☐               60 days after filing pursuant to paragraph (a)(1)

☐               on (date) pursuant to paragraph (a)(1)

☐               75 days after filing pursuant to paragraph (a)(2)

☐               on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐               this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRIMARY FUND

U.S. GOVERNMENT FUND

U.S. TREASURY FUND

LIQUID PERFORMANCE MONEY MARKET FUND

of The Reserve Fund

PROSPECTUS

SEPTEMBER 28, 2006

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offence.

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table of contents

about the funds

Investment Objectives	2

Principal Investment Strategies	2

Principal Risks	5

Performance	6

Fees & Expenses	9

Fund Management	14

your account

How to Buy Shares	15

How to Sell Shares	19

Frequent Purchases and Redemptions	22

account services	23

dividends & taxes	26

financial highlights	28

questions?

Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700 (telephone)
212-401-5930 (facsimile)
customerservice@TheR.com
or visit our Web site at www.TheR.com

It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Liquid Performance Money Market Fund, (together the "Funds") is to seek as high a level of current income as is consistent with the preservation of capital and liquidity.

Principal Investment Strategies

The Funds are money market funds, designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

t  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar denominated money market securities that are intended to provide as high a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

t  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Primary Fund. The Primary Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks (including deposit-type obligations), instruments of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Primary Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in about the funds

other currencies; commercial paper; and asset-backed securities. The Primary Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar denominated obligations issued by U.S. branches or subsidiaries of foreign banks.

The Primary Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in U.S. government securities and repurchase agreements supported by such investments.

t  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S. government which provide interest income exempt from state and local personal income taxes in most states. Typically, the Fund's assets will be invested in U.S. Treasury securities.

t  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Liquid Performance Money Market Fund. The Liquid Performance Money Market Fund seeks to attain its objective by investing directly, or indirectly through repurchase agreements, in U.S. government securities, commercial paper, asset-backed securities, deposit-type obligations of domestic and foreign banks, instruments of comparable quality as determined by the Board of Trustees of the Fund and instruments fully collateralized by such obligations.

t  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

The Liquid Performance Money Market Fund will principally invest in obligations of U.S. banking institutions that are members of the FDIC and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of

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U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe and in other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. The Liquid Performance Money Market Fund may invest more than 25% of its assets in bank obligations.

t  Eurodollar obligations – dollar denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

t  Yankeedollar obligations – dollar denominated obligations issued by U.S. branches or subsidiaries of foreign banks.

The Liquid Performance Money Market Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The Liquid Performance Money Market Fund may invest its assets in affiliated and unaffiliated money market funds, subject to applicable Securities and Exchange Commission ("SEC") rules, although currently the Fund may not acquire more than 25% of an affiliated fund. The portion of the Fund's assets invested in money market funds will vary based on market conditions.

Repurchase Agreements. Each of the Funds may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repurchase agreements to 5% of its total net assets, except for temporary or emergency purposes, and to those whose underlying obligations are backed by the full faith and credit of the United States. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

Credit Quality. The Funds may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities that are not rated may also be purchased provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of each Fund's securities portfolio will not be more than 90 days. In addition, the Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Primary and Liquid Performance Funds may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess about the funds

of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. Each Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of each Fund's policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Each Fund has maintained a constant share price since inception, and will strive to continue to do so. The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Primary Fund and the Liquid Performance Money Market Fund are also subject to the risk associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. They are intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

about the funds

The Funds are also subject to the risks associated with the types of securities held:

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than would other debt securities, especially during periods when those rates are declining.

•  Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on a Fund's ability to dispose of the underlying securities.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

The Primary and Liquid Performance Money Market Funds are also subject to the risks associated with:

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

The Primary, U.S. Government and Liquid Performance Money Market Funds are also subject the risks associated with:

•  Reverse Repurchase Agreement Risk. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them, or that the other party may fail to return the securities at the agreed time. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. No performance information is presented for the Liquid Performance Money Market Fund because it does not have annual returns for at least one calendar year prior to the date of this Prospectus. The bar charts show each Fund's annual total returns for Class R shares for each of the last 10 calendar years. The tables show performance for each class of shares, except those classes which did not have a full calendar year of about the funds

operations. After tax returns for other classes may vary. Past performance is not necessarily an indication of how a Fund will perform in the future.

During the periods shown above, the highest quarterly return was 1.44% for the quarter ended September 30, 2000 and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2006 to June 30, 2006 was 1.87%.

Average Annual Total Returns as of December 31, 2005	One Year	Five Years	Ten Years or Since Inception
Primary Fund - Class R	2.24%	1.42%	3.08%
Primary Fund - Class 95	2.29%	—	1.23	%*
Primary Fund - Class 75	2.50%	—	1.39	%**
Primary Fund - Class 70	2.55%	—	1.43	%*
Primary Fund - Class Treasurer's Trust	2.65%	—	1.55	%**
Primary Fund - Class 45	2.80%	—	1.70	%**
Primary Fund - Class 35	2.91%	—	1.39	%^^
Primary Fund - Class 25	3.01%	—	1.90	%**
Primary Fund - Class 20	3.06%	—	2.21	%#
Primary Fund - Class 15	3.11%	—	1.92	%†
Primary Fund - Class Institutional	3.14%	—	1.95	%^

*  Inception date is August 12, 2003.

**  Inception date is May 29, 2001.

†  Inception date is July 30, 2001.

^  Inception date is June 25, 2003. Effective September 1, 2006, Class 12 shares were renamed Class Institutional shares.

^^  Inception date is July 1, 2002.

#  Inception date is February 17, 2004.

about the funds

During the periods shown above, the highest quarterly return was 1.41% for the quarter ended September 30, 2000 and the lowest quarterly return was 0.02% for the quarter ended March 31, 2004. The return for the period from January 1, 2006 to June 30, 2006 was 1.86%.

Average Annual Total Returns as of December 31, 2005	One Year	Five Years	Ten Years or Since Inception
U.S. Government Fund - Class R	2.24%	1.29%	2.96%
U.S. Government Fund - Class Treasurer's Trust	2.65%	—	1.42	%**
U.S. Government Fund - Class 45	2.81%	—	1.57	%**
U.S. Government Fund - Class 25	3.01%	—	1.78	%**
U.S. Government Fund - Class 15	3.11%	—	1.77	%†
U.S. Government Fund - Class Institutional	3.15%	—	2.31	%##

**  Inception date is May 29, 2001.

†  Inception date is November 18, 2002.

##  Inception date is February 24, 2004. Effective September 1, 2006, Class 12 shares were renamed Class Institutional shares.

During the periods shown above, the highest quarterly return was 1.33% for the quarter ended December 31, 2000 and the lowest quarterly return was 0.02% for the quarter ended June 30, 2004. The return for the period from January 1, 2006 to June 30, 2006 was 1.70%.

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Average Annual Total Returns as of December 31, 2005	One Year	Five Years	Ten Years or Since Inception
U.S. Treasury Fund - Class R	1.94%	1.23%	2.83%
U.S. Treasury Fund - Class 75	2.19%	—	1.83	%††
U.S. Treasury Fund - Class Treasurer's Trust	2.35%	—	1.33	%*
U.S. Treasury Fund - Class 45	2.50%	—	1.45	%†
U.S. Treasury Fund - Class 25	2.70%	—	1.64	%†
U.S. Treasury Fund - Class Institutional	2.84%	—	2.06	%##

*  Inception date is May 29, 2001.

†  Inception date is August 7, 2003.

††  Inception date is August 16, 2004.

##  Inception date is February 24, 2004. Effective September 1, 2006, Class 12 shares were renamed Class Institutional shares.

For the Funds' current yields, call toll-free (800) 637-1700 or visit our Web site at www.TheR.com.

Fees & Expenses

Each Fund, except the Liquid Performance Money Market Fund, offers several different classes of shares with different minimum investment requirements and different services. Classes 10, Institutional, 15, 20, 25, 35 and 45, which are designed for institutional investors, have higher minimum investments and fewer services than Classes Treasurer's Trust, 70, 75, 95 and R, which are designed for individual investors. Some classes are available only through certain financial intermediaries. The Liquid Performance Money Market Fund only offers Class 15 shares.

You may pay the fees and expenses, described in the table below, if you buy and hold the indicated classes of Fund shares. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

Primary Fund

Shareholder Fees

(Fees paid directly from your investment)	Class R	Class 95	Class 75	Class 70	Class Treasurer's Trust	Class 45
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.80%	0.75%	0.55%	0.50%	0.60%	0.45%
Distribution and Service (12b-1 fee)	0.20%	0.20%	0.20%	0.20%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses	1.00%	0.95%	0.75%	0.70%	0.60%	0.45%

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Primary Fund (continued)

Shareholder Fees

(Fees paid directly from your investment)	Class 35	Class 25	Class 20	Class 15	Class Institutional
Shareholder Transaction Fees*	None	None	None	None	None
Redemption Fees*	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.35%	0.25%	0.20%	0.15%	0.12%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses†	None	None	None	None	None
Total Annual Fund Operating Expenses	0.35%	0.25%	0.20%	0.15%	0.12%

U.S. Government Fund

Shareholder Fees

(Fees paid directly from your investment)	Class R	Class 95	Class 75	Class 70	Class Treasurer's Trust	Class 45
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.80%	0.75%	0.55%	0.50%	0.60%	0.45%
Distribution and Service (12b-1 fee)	0.20%	0.20%	0.20%	0.20%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses	1.00%	0.95%	0.75%	0.70%	0.60%	0.45%

Shareholder Fees

(Fees paid directly from your investment)	Class 35	Class 25	Class 20	Class 15	Class Institutional
Shareholder Transaction Fees*	None	None	None	None	None
Redemption Fees*	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.35%	0.25%	0.20%	0.15%	0.12%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses†	None	None	None	None	None
Total Annual Fund Operating Expenses	0.35%	0.25%	0.20%	0.15%	0.12%

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U.S. Treasury Fund

Shareholder Fees

(Fees paid directly from your investment)	Class R	Class 95	Class 75	Class 70	Class Treasurer's Trust	Class 45
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.80%	0.75%	0.55%	0.50%	0.60%	0.45%
Distribution and Service (12b-1 fee)	0.20%	0.20%	0.20%	0.20%	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses†††	1.00%	0.95%	0.75%	0.70%	0.60%	0.45%

Shareholder Fees

(Fees paid directly from your investment)	Class 35	Class 25	Class 20	Class 15	Class Institutional
Shareholder Transaction Fees*	None	None	None	None	None
Redemption Fees*	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.35%	0.25%	0.20%	0.15%	0.12%
Distribution and Service (12b-1 fee)	None	None	None	None	None
Other Expenses†	None	None	None	None	None
Total Annual Fund Operating Expenses†††	0.35%	0.25%	0.20%	0.15%	0.12%

Liquid Performance Money Market Fund

Shareholder Fees

(Fees paid directly from your investment)	Class 45	Class 35	Class 25	Class 20	Class 15	Class 10
Shareholder Transaction Fees*	None	None	None	None	None	None
Redemption Fees*	None	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee**	0.45%	0.35%	0.25%	0.20%	0.15%	0.10%
Distribution and Service (12b-1 fee)	None	None	None	None	None	None
Other Expenses†	None	None	None	None	None	None
Total Annual Fund Operating Expenses††	0.45%	0.35%	0.25%	0.20%	0.15%	0.10%

*  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance or special services requested or provided: A monthly "Low Balance Fee" (currently $15) may be imposed on accounts (other than IRA accounts) with a monthly average account balance of less than $100,000 for Classes Institutional, 15, 20, 25, 35, 45, 70 and 75, less than $10,000 for about the funds

Class 95 and less than $1,000 for Class Treasurer's Trust and Class R, in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Class 75 shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

**  The Funds pay a "Comprehensive Management Fee" that includes the advisory fee, all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses (see below). For the fiscal year ended May 31, 2006, the investment adviser reimbursed the Funds for the following percentages of the respective Fund's average daily net assets: 0.01% for U.S. Treasury Fund Class R, 0.01% for U.S. Treasury Fund Class Treasurer's Trust and 0.01% for U.S. Treasury Fund Class Institutional. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.79% for U.S. Treasury Fund Class R, 0.59% for U.S. Treasury Fund Class Treasurer's Trust and 0.11% for U.S. Treasury Fund Class Institutional.

†  Other Expenses for the Primary, U.S. Government and U.S. Treasury Funds include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expense including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, and the fees of the Trustees who are not "interested persons" of the Adviser as defined in the Investment Company Act of 1940. It is estimated that these fees and expenses will be less than 0.005% for each Fund.

Other Expenses for the Liquid Performance Money Market Fund include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expense including expenses incurred in connection with litigation proceedings, other claims and legal obligations of the Trust to indemnify its trustees, officers, shareholders, distributors and other agents of the Trust, insurance, payments made pursuant to the Trust's Distribution Plan, state (blue sky) and SEC registration fees and other government imposed fees and expenses, costs of shareholder meetings, including proxy solicitations, and the fees of Trustees who are not "interested persons" of the Adviser as defined in the Investment Company Act of 1940. It is estimated that these fees and expenses will be less than 0.005% for the Fund.

††  The Adviser has agreed to voluntarily waive expenses or reimburse the Liquid Performance Money Market Fund until January 31, 2007 to the extent that the Total Annual Operating Expenses for Class 10 shares exceed 0.10%, for Class 15 shares exceed 0.15%, for Class 20 shares exceed 0.20%, for Class 25 shares exceed 0.25%, for Class 35 shares exceed 0.35%, and for Class 45 shares exceed 0.45%. The Adviser reserves the right to seek recovery, such recovery being subject to the approval of the Board of Trustees, in subsequent periods, of any excess reimbursement or contingent waiver allowed to the Fund for a period of not more than three fiscal years. If the Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund. If the Fund invests in an unaffiliated money market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money market fund (including investment advisory fees of that fund). For the fiscal year ended May 31, 2006, the Adviser waived or reimbursed the funds its entire advisory fee for the Class 15 shares of the Liquid Performance Money Market Fund.

†††  After the expense waiver, the Total Annual Fund Operating Expenses were the following percentages of the respective Fund's average daily net assets: 0.99% for U.S. Treasury Fund Class R, 0.59% for U.S. Treasury Fund Class Treasurer's Trust and 0.11% for U.S. Treasury Fund Class Institutional.

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a

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Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Primary Fund	One Year	Three Years	Five Years	Ten Years
Class R	$102.50	$319.89	$554.90	$1,229.20
Class 95	$97.38	$304.04	$527.69	$1,170.52
Class 75	$79.88	$240.52	$418.31	$932.93
Class 70	$71.75	$224.60	$390.82	$872.81
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class Institutional	$12.30	$38.73	$67.80	$153.82
U.S. Government Fund	One Year	Three Years	Five Years	Ten Years
Class R	$102.50	$319.89	$554.90	$1,229.20
Class 95	$97.38	$304.04	$527.69	$1,170.52
Class 75	$79.88	$240.52	$418.31	$932.93
Class 70	$71.75	$224.60	$390.82	$872.81
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class Institutional	$12.30	$38.73	$67.80	$153.82
U.S. Treasury Fund	One Year	Three Years	Five Years	Ten Years
Class R	$102.50	$319.89	$554.90	$1,229.20
Class 95	$97.38	$304.04	$527.69	$1,170.52
Class 75	$79.88	$240.52	$418.31	$932.93
Class 70	$71.75	$224.60	$390.82	$872.81
Class Treasurer's Trust	$61.50	$192.71	$335.68	$751.69
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class Institutional	$12.30	$38.73	$67.80	$153.82

about the funds

Liquid Performance Money Market Fund	One Year	Three Years	Five Years	Ten Years
Class 45	$46.13	$144.75	$252.53	$567.82
Class 35	$35.88	$112.70	$196.82	$443.75
Class 25	$25.63	$80.58	$140.87	$318.48
Class 20	$20.50	$64.50	$112.81	$255.39
Class 15	$15.38	$48.40	$84.70	$192.00
Class 10	$10.25	$32.28	$56.52	$128.31

Fund Management

The Investment Adviser. The investment adviser for the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2006, RMCI had over $34 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services each Fund pays RMCI a comprehensive management fee at an annual rate, based on the average daily net assets of each outstanding class of the Fund's shares, according to the following schedule:

R	95	Treasurer's Trust	75	70	45	35	25	20	15	Institutional	10
0.80%	0.75%	0.60%	0.55%	0.50%	0.45%	0.35%	0.25%	0.20%	0.15%	0.12%	0.10%

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2006.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001, is an affiliate of RMCI. The Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Classes R, 70, 75 and 95, which allows each of those classes of each Fund to pay fees for the sale and distribution of its shares. The distribution fee is 0.20% per year of each Class's average net assets. Since this fee is paid out of the respective class's assets on an on-going basis, over time this fee will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges.

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How To Buy Shares

Share Classes. Presently, the Funds each offer eleven share classes, except for the Liquid Performance Money Market Fund which may offer six share classes. Classes 10, 15, 20, 25, 35 and 45 are designed for institutional investors and Classes Treasurer's Trust, 70, 75, 95 and R are designed for individual investors. Presently, Liquid Performance Money Market Fund only offers Class 15 shares. You will need to decide on a share class to purchase before making your initial investment. Some classes are available only through certain financial intermediaries. Not all classes are currently available for each Fund. Please contact Reserve before you invest.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered jointly in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced for any applicable redemption fee. The net asset value per share is calculated by taking the total value of assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off time for accepting purchase orders and redemption requests (the "cut-off time"). The cut-off time is 5:00 p.m. Eastern time for the Primary Fund, the U.S. Government Fund and the Liquid Performance Money Market Fund and 2:00 p.m. Eastern time for the U.S. Treasury Fund. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by a Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each Class of a Fund's shares is computed by dividing the value of the net assets of the Class by the number of outstanding shares of such Class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium,

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regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, from the Funds' net asset value calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset values per share solely by using available market quotations. The Funds cannot guarantee that their respective net asset value will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. Different classes of the Funds are subject to a different minimum initial investment and minimum subsequent investment. The investment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time. The same minimums apply to the same share classes of each Fund. The minimum initial investment for each class is:

Share Class	Initial Minimum
Class 10	$40 million
Class Institutional	$35 million
Class 15	$20 million
Class 20	$15 million
Class 25	$10 million
Class 35	$7 million
Class 45	$5 million
Class Treasurer's Trust	None*
Class 70	$2 million
Class 75	$1 million
Class 95	$50,000
Class R	None*

  *  $1,000 for an IRA

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The minimum subsequent investment for each class is:

Share Class	Subsequent Minimum
Class 10	None
Class Institutional	$2.5 million
Class 15	$1 million
Class 20	$500,000
Class 25	None
Class 35	None
Class 45	None
Class Treasurer's Trust	None*
Class 70	None
Class 75	None
Class 95	None
Class R	None*

  *  $250 for an IRA

Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit cards, credit card convenience checks, "starter" checks, or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the accountholder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and, in addition, the investor will be liable for any loss the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, 32nd Floor, New York, NY 10001-3701.

•  By Federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a

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value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people for example a husband or wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked to box to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries and some intermediaries may impose additional or different conditions on exchanges by their clients.

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You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve and Hallmark family of funds. The Funds may change or discontinue the exchange privilege at any time.

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class Treasurer's Trust, Class 70, Class 75, Class 95 and Class R shares of a Fund by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our Web site at www.TheR.com for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on each day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by a Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's NAV on any day will be redeemed at the net asset value calculated on the next business day.

Redemption proceeds can be paid by check or wire transfer. When redeeming recently purchased shares, please be aware that if a Fund has not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for over seven days if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

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A service fee of $2 may be charged on redemption checks for less than $100 for Class R and Class 75 shares and a fee of $100 may be charged on redemption checks for less than $100,000 for shares of all other classes. A wire redemption fee may be charged according to the following schedule. Service fees may be waived under certain conditions.

Class	Fee	On Amounts Less Than
Class 10	$10	$1 million
Class Institutional	$10	$750,000
Class 15	$100	$500,000
Class 20	$100	$100,000
Class 25	$100	$100,000
Class 35	$100	$100,000
Class 45	$100	$100,000
Class Treasurer's Trust	$100	$100,000
Class 70	$100	$100,000
Class 75	$10	$10,000
Class 95	$100	$100,000
Class R	$10	$10,000

The Funds assume no responsibility for delays in the receipt of wired or mailed Funds. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" information on your account application, you may redeem your shares by calling the Funds at 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on the shareholder's account application. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request to the Funds with a medallion signature guarantee. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

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Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all accountholders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in an Individual Retirement Account (IRA), please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold your Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees, or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

Redemptions Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve and Hallmark funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cutoff time in order be effected at the two funds' respective NAV's on that day. Exchange requests received after the cutoff time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemptions and Exchanges by Telephone" information on your account application and marked to box to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that

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the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

Exchanges of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for Federal income tax purposes. The exchange privilege may not be available to clients of some Intermediaries and some Intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve/Hallmark family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $100,000 for Class 10, Institutional, 15, 20, 25, 35, 45, 70 and 75, less than $10,000 for Class 95 or less than $1,000 for Class R and Class Treasurer's Trust, and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days notice, charge a monthly low balance fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Funds, and exchanges between funds in the Reserve and Hallmark family of funds, should not be used to exploit short-term swings in the market. Frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so.

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Shareholder Services

The Funds offer a variety of shareholder services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit our Web site at www.TheR.com. The following shareholder services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what shareholder services are available.

Reserve Easy Access.SM Easy Access is The Reserve 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through On-Line Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate On-Line Access.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing.

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Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

The following services are available only to investors in Class Treasurer's Trust, Class 70, Class 75, Class 95, Class R:

Reserve Automatic Asset-Builder Plan.SM The Asset Builder Plan enables you to make automatic share purchases by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account.

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money-market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Reserve Cash Performance Account.SM The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus.SM The Reserve CPA "Plus"® (CPA+) offers all of the services included with the CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5.00 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill payment service, which provides the ability pay bills and more with point-and-click-convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Individual Retirement Accounts. Investors may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day or visit our Web site at www.TheR.com for an IRA account application.

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Reserve eDelivery.SM The Funds now offer electronic delivery of the prospectus and other shareholder communications by eDelivery. In order to receive this service, you must register your account and provide us with e-mail information. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern time on any business day for more information or enroll online at www.TheR.com/eDelivery. You must provide a verifiable e-mail address to enroll. Reserve eDelivery may not be available if you hold your Fund shares through a broker, dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Shareholder Service Policies. The Funds' policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase its minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

dividends & taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. Shareholders redeeming shares will receive all dividends declared through the date of redemption. The Funds anticipate that most of their dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Distributions of any long-term capital gains earned by the Funds will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because each Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

Dividends of each Fund will generally be taxed as ordinary income, although a Fund may also distribute amounts taxable as capital gains.

Dividends and interest received by a Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. While municipal obligations generally pay interest which is excludible from gross income for federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for Federal income tax purposes when paid by a Fund to shareholders.

dividends & taxes

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds. It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Annual Reports, which are available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor.

Primary Fund

	Class R
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0309	0.0100	0.0011	0.0065	0.0187
Dividends from net investment income	(0.0309)	(0.0100)	(0.0011)	(0.0065)	(0.0187)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.13%	1.01%	0.11%	0.65%	1.90%
Ratios/Supplemental Data
Net assets end of year (millions)	$7,464.5	$5,987.1	$6,067.2	$6,231.8	$6,462.0
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.01%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	0.99%	(b)	(b)
Ratio of net investment income to average net assets	3.13%	1.00%	0.10%	0.64%	1.86%

	Class 95
	Years Ended May 31,		August 12, 2003* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0314	0.0105	0.0009
Dividends from net investment income	(0.0314)	(0.0105)	(0.0009)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.19%	1.06%	0.09%
Ratios/Supplemental Data
Net assets end of period (millions)	$11.2	$13.1	$16.0
Ratio of expenses to average net assets, before fee waivers	0.95%	0.95%	0.95	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.95%	(b)	(b)
Ratio of net investment income to average net assets	3.12%	1.00%	0.14	%(a)

Primary Fund (continued)

	Class 75
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0334	0.0125	0.0035	0.0090	0.0213
Dividends from net investment income	(0.0334)	(0.0125)	(0.0035)	(0.0090)	(0.0213)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.39%	1.27%	0.35%	0.90%	2.16%
Ratios/Supplemental Data
Net assets end of period (millions)	$75.2	$55.7	$6.8	$14.1	$23.5
Ratio of expenses to average net assets, before fee waivers	0.75%	0.75%	0.75%	0.75%	0.76%
Ratios of expenses to average net assets, net of fee waivers	0.75%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.36%	1.33%	0.37%	0.95%	2.33%

	Class 70
	Years Ended May 31,		August 12, 2003* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0339	0.0130	0.0029
Dividends from net investment income	(0.0339)	(0.0130)	(0.0029)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.45%	1.32%	0.29%
Ratios/Supplemental Data
Net assets end of period (millions)	$31.6	$19.4	$26.6
Ratio of expenses to average net assets, before fee waivers	0.70%	0.70%	0.70	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.70%	(b)	(b)
Ratio of net investment income to average net assets	3.51%	1.26%	0.39	%(a)

Primary Fund (continued)

	Treasurer's Trust
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0349	0.0140	0.0050	0.0105	0.0228
Dividends from net investment income	(0.0349)	(0.0140)	(0.0050)	(0.0105)	(0.0228)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.55%	1.42%	0.50%	1.06%	2.32%
Ratios/Supplemental Data
Net assets end of period (millions)	$1,004.8	$609.7	$443.7	$497.4	$510.0
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.60%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.57%	1.49%	0.50%	1.04%	2.05%
	Class 45
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0364	0.0155	0.0065	0.0120	0.0243
Dividends from net investment income	(0.0364)	(0.0155)	(0.0065)	(0.0120)	(0.0243)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.70%	1.57%	0.65%	1.21%	2.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$56.8	$17.6	$16.0	$13.5	$23.1
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.45%	0.45%	0.45%
Ratios of expenses to average net assets, net of fee waivers	0.45%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.88%	1.58%	0.65%	1.23%	2.13%

Primary Fund (continued)

	Class 35
	Years Ended May 31,				July 1, 2002* to May 31,
	2006	2005	2004		2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000		$1.0000
Net investment income	0.0374	0.0165	0.0050		0.0075
Dividends from net investment income	(0.0374)	(0.0165)	(0.0050)		(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000		$1.0000
Total Return	3.81%	1.68%	0.51%		0.76%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.1	$3.7	$5.1		$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.35%	0.35%	0.35	%(a)+	0.35	%(a)+
Ratios of expenses to average net assets, net of fee waivers	0.35%	(b)	(b)		(b)
Ratio of net investment income to average net assets	3.88%	1.49%	0.74	%(a)+	1.45	%(a)+

	Class 25
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0384	0.0175	0.0085	0.0140	0.0263
Dividends from net investment income	(0.0384)	(0.0175)	(0.0085)	(0.0140)	(0.0263)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.91%	1.78%	0.86%	1.42%	2.69%
Ratios/Supplemental Data
Net assets end of period (millions)	$542.5	$552.3	$1,348.4	$1,524.7	$2,113.4
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Ratios of expenses to average net assets, net of fee waivers	0.25%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.84%	1.65%	0.84%	1.41%	2.31%

Primary Fund (continued)

	Class 20
	Years Ended May 31,		February 17, 2004* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0389	0.0180	0.0025
Dividends from net investment income	(0.0389)	(0.0180)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.96%	1.83%	0.26%
Ratios/Supplemental Data
Net assets end of period (millions)	$233.5	$266.5	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.20%	0.20%	0.20	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.20%	(b)	(b)
Ratio of net investment income to average net assets	3.93%	1.86%	0.89	%(a)

	Class 15
	Years Ended May 31,				July 30, 2001* to
					May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0394	0.0185	0.0095	0.0150	0.0205
Dividends from net investment income	(0.0394)	(0.0185)	(0.0095)	(0.0150)	(0.0205)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.02%	1.88%	0.96%	1.52%	2.08%
Ratios/Supplemental Data
Net assets end of period (millions)	$173.5	$61.9	$136.7	$692.0	$34.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15%	0.15	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.15%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.07%	1.57%	0.95%	1.30%	2.07	%(a)

Primary Fund (continued)

	Class Institutional^^
	Years Ended May 31,		June 25, 2003* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0397	0.0188	0.0090
Dividends from net investment income	(0.0397)	(0.0188)	(0.0090)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	4.05%	1.92%	0.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$370.8	$190.1	$328.1
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.12%	(b)	(b)
Ratio of net investment income to average net assets	4.06%	1.81%	0.97	%(a)

U.S. Government Fund

	Class R
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0307	0.0102	0.0010	0.0050	0.0149
Dividends from net investment income	(0.0307)	(0.0102)	(0.0010)	(0.0050)	(0.0149)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.12%	1.03%	0.10%	0.50%	1.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$1,996.1	$940.0	$853.5	$846.7	$902.3
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.01%
Ratios of expenses to average net assets, net of fee waivers	1.00%	1.00%	0.98%	(b)	(b)
Ratio of net investment income to average net assets	3.21%	1.04%	0.10%	0.50%	1.44%

U.S. Government Fund (continued)

	Treasurer's Trust
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0347	0.0142	0.0049	0.0090	0.0189
Dividends from net investment income	(0.0347)	(0.0142)	(0.0049)	(0.0090)	(0.0189)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.53%	1.44%	0.49%	0.91%	1.91%
Ratios/Supplemental Data
Net assets end of period (millions)	$100.3	$81.2	$19.3	$6.5	$4.0
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%	0.60%	0.60%	0.60%
Ratios of expenses to average net assets, net of fee waivers	0.60%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.52%	1.64%	0.48%	0.83%	2.16%
	Class 45
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0362	0.0157	0.0064	0.0105	0.0203
Dividends from net investment income	(0.0362)	(0.0157)	(0.0064)	(0.0105)	(0.0203)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.69%	1.59%	0.64%	1.06%	2.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$16.3	$9.2	$0.0 ^	$5.8	$0.4
Ratio of expenses to average net assets, before fee waivers	0.45%	0.45%	0.44%	0.45%	0.45%
Ratios of expenses to average net assets, net of fee waivers	0.45%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.80%	2.36%	0.66%	0.86%	2.73%

U.S. Government Fund (continued)

	Class 25
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0382	0.0177	0.0084	0.0125	0.0224
Dividends from net investment income	(0.0382)	(0.0177)	(0.0084)	(0.0125)	(0.0224)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.89%	1.80%	0.84%	1.27%	2.28%
Ratios/Supplemental Data
Net assets end of period (millions)	$23.4	$4.6	$66.0	$50.1	$90.7
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.25%	0.25%	0.25%
Ratios of expenses to average net assets, net of fee waivers	0.25%	(b)	(b)	(b)	(b)
Ratio of net investment income to average net assets	3.96%	1.44%	0.83%	1.28%	1.71%

	Class 15
	Years Ended May 31,			November 18, 2002* to May 31,
	2006	2005	2004	2003
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0392	0.0187	0.0094	0.0061
Dividends from net investment income	(0.0392)	(0.0187)	(0.0094)	(0.0061)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	4.00%	1.90%	0.94%	0.61%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15%	0.15%	0.15%	0.15	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.15%	(b)	(b)	(b)
Ratio of net investment income to average net assets	4.19%	1.87%	0.93%	1.17	%(a)

U.S. Government Fund (continued)

	Class Institutional^^
	Years Ended May 31,		February 24, 2004* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income	0.0395	0.0190	0.0025
Dividends from net investment income	(0.0395)	(0.0190)	(0.0025)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	4.03%	1.94%	0.25%
Ratios/Supplemental Data
Net assets end of period (millions)	$128.5	$45.2	$1.0
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.13	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.12%	(b)	(b)
Ratio of net investment income to average net assets	3.96%	2.12%	0.96	%(a)

U.S. Treasury Fund

	Class R
	Years Ended May 31,
	2006	2005	2004	2003	2002
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0273	0.0083	0.0009	0.0047	0.0166
Dividends from net investment income	(0.0273)	(0.0083)	(0.0009)	(0.0047)	(0.0166)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.77%	0.83%	0.09%	0.47%	1.68%
Ratios/Supplemental Data
Net assets end of year (millions)	$429.4	$313.9	$377.5	$356.2	$344.3
Ratio of expenses to average net assets, before fee waivers	1.00%	1.00%	1.00%	1.00%	1.00%
Ratios of expenses to average net assets, net of fee waivers	0.99%	0.99%	0.89%	1.00%	0.97%
Ratio of net investment income to average net assets	2.77%	0.80%	0.09%	0.47%	1.64%

U.S. Treasury Fund (continued)

	Treasurer's Trust
	Years Ended May 31,
	2006	2005		2004	2003	2002
Net asset value at beginning of period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income	0.0313	0.0121		0.0039	0.0086	0.0203
Dividends from net investment income	(0.0313)	(0.0121)		(0.0039)	(0.0086)	(0.0203)
Net asset value at end of period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	3.18%	1.23%		0.39%	0.87%	2.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$69.3	$94.0		$251.4	$281.9	$257.9
Ratio of expenses to average net assets, before fee waivers	0.60%	0.60%		0.60%	0.60%	0.61%
Ratios of expenses to average net assets, net of fee waivers	0.59%	(b)		(b)	(b)	(b)
Ratio of net investment income to average net assets	3.09%	1.17%		0.39%	0.85%	1.44%
	Class 75			Class 45
	Year Ended May 31,	August 16, 2004* to May 31,		Years Ended May 31,		August 7, 2003* to May 31,
	2006	2005		2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0298	0.0100		0.0328	0.0137	0.0043
Dividends from net investment income	(0.0298)	(0.0100)		(0.0328)	(0.0137)	(0.0043)
Net asset value at end of period	$1.0000	$1.0000		$1.0000	$1.0000	$1.0000
Total Return	3.03%	1.01%		3.34%	1.38%	0.43%
Ratios/Supplemental Data
Net assets end of period (millions)	$13.2	$1.4		$3.5	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.75%	0.76	%(a)	0.45%	0.45%	0.43	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.75%	(b)		0.45%	(b)	(b)
Ratio of net investment income to average net assets	3.31%	1.39	%(a)	3.48%	1.38%	0.54	%(a)

U.S. Treasury Fund (continued)

	Class 25
	Years Ended May 31,		August 7, 2003* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0348	0.0156	0.0058
Dividends from net investment income	(0.0348)	(0.0156)	(0.0058)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.54%	1.59%	0.58%
Ratios/Supplemental Data
Net assets end of period (millions)	$13.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.25%	0.25%	0.26	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.25%	(b)	(b)
Ratio of net investment income to average net assets	4.24%	1.66%	0.71	%(a)
	Class Institutional^^
	Years Ended May 31,		February 24, 2004* to May 31,
	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0361	0.0170	0.0022
Dividends from net investment income	(0.0361)	(0.0170)	(0.0022)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.68%	1.72%	0.22%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1	$0.0 ^	$0.0	^
Ratio of expenses to average net assets, before fee waivers	0.12%	0.12%	0.12	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.11%	(b)	(b)
Ratio of net investment income to average net assets	6.46%	1.78%	0.83	%(a)

Liquid Performance Fund

	Class 15
	January 11, 2006* to May 31, 2006
Net asset value at beginning of period	$1.0000
Net investment income from investment operations	0.0180
Dividends from net investment income	(0.0180)
Net asset value at end of period	$1.0000
Total Return	1.82%
Ratios/Supplemental Data
Net assets end of period (millions)	$0.1
Ratio of expenses to average net assets, before fee waivers	0.15	%(a)
Ratios of expenses to average net assets, net of fee waivers	0.00	%(a)
Ratio of net investment income to average net assets	4.57	%(a)

*  Inception of Class Operations.

+  The Fund did not have assets as shown outstanding during the entire period indicated. Therefore, ratios were annualized based on the period that the class held assets and therefore was allocated income and expenses.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

^  Amount is less than $500,000.

^^  Effective September 1, 2006, Class 12 was renamed Class Institutional.

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is covered by our Privacy Policy: This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our Web site at www.TheR.com. The site also contains links to unaffiliated Web sites. The Reserve is not responsible for the privacy practices or the content of such other Web sites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect From our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

(i)

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

(ii)

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00a.m. and 5:00p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 1-800-637-1700 and press zero.

Options relating to disclosure of personal information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 1-800-637-1700 and press zero. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

(iii)

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at
877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD.

(iv)

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also download these documents and the SAI from the Funds' Web site at www.TheR.com, or by writing to The Reserve, 1250 Broadway, New York, NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this Prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor – Resrv Partners, Inc.
RF/PGT 09/06

Investment Company File Number: 811-2033
©The Reserve Fund

STATEMENT OF ADDITIONAL INFORMATION

Primary Fund, U.S. Government Fund,
 U.S. Treasury Fund & Liquid Performance Money Market Fund,

of The Reserve Fund

1250 Broadway, New York, N.Y. 10001-3701
212-401-5500 or 800-637-1700

24-Hour Yield And Balance Information

Nationwide 800-637-1700 - www.TheR.com

The Reserve Fund (the “Trust”) was organized on February 1, 1970 as a Maryland corporation and re-organized on October 28, 1986 as a Massachusetts business trust. The Trust is an open-end, management investment company, registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “Investment Company Act”). This Statement of Additional Information (“SAI”) describes the Trust and four of its separate series: Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Liquid Performance Money Market Fund (each a “Fund” and together the “Funds”). As of the date of this SAI, Primary Fund, U.S. Government Fund and U.S. Treasury Fund are authorized to issue shares in the following classes: Class Institutional, Class 15, Class 20, Class 25, Class 35, Class 45, Class 70, Treasurer’s Trust, Class 75, Class 95 and Class R. The Liquid Performance Money Market Fund is authorized to issue shares in the following classes:  Class 10, Class 15, Class 20, Class 25, Class 35 and Class 45.  Additional series and classes may be added by the Board of Trustees of the Trust (the “Trustees”) without a shareholder vote.

This SAI is not a prospectus, and should be read in conjunction with the combined prospectus of the Funds dated September 28, 2006 (the “Prospectus”). The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are incorporated by reference into this SAI from its Annual Report to shareholders for the fiscal year ended May 31, 2006 (the “Annual Report”).

A copy of the Prospectus and the Annual Report may be obtained without charge by writing to the Trust at the address shown above or calling Reserve Management Company, Inc., each Fund’s investment adviser (“RMCI” or the “Adviser”), toll free at 800-637-1700. The SEC maintains a Web site (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Funds.

This SAI is dated September 28, 2006.

Shares of the funds are neither guaranteed nor insured by the U.S. government and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

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INVESTMENT OBJECTIVE AND POLICIES

The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity. This investment objective is a fundamental policy and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act. There can be no assurance that a Fund will achieve its investment objective.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

Fundamental Policies. Each Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a “Majority Vote”). Under each Fund’s fundamental investment policies, a Fund may not:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; and

(8) make investments on a margin basis except, in the case of the Liquid Performance Money Market Fund, to obtain such short-term credits as may be necessary for the clearance of transactions.

Although each Fund (other than the Liquid Performance Money Market Fund) has determined to be a non-diversified investment company, in fact, like all money market funds, each Fund operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer.  Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

In addition, each Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act which generally limits a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets. Money-market funds are also subject to the credit quality and maturity requirements of Rule 2a-7. Accordingly, each Fund may invest only in securities with a remaining maturity of 397 days or less for individual securities and must maintain a dollar-weighted average portfolio maturity of 90 days or less.

2

The U.S. Government Fund will, under normal circumstances, invest at least 80% of its net assets in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments. The U.S. Treasury Fund will, under normal circumstances, invest at least 80% of its net assets in securities backed by the full faith and credit of the U.S. government. Neither the U.S. Government Fund nor the U.S. Treasury Fund intends to borrow for investment purposes, except as otherwise described below. These policies are fundamental and may not be changed without a Majority Vote.

The Investment Company Act prohibits open-end funds from issuing "senior securities" other than bank borrowings that have at least 300% asset coverage. A Fund will not be considered to have issued a "senior security" by entering into reverse repurchase agreements because it will maintain liquid assets in a segregated account having a value equal to the repurchase price, including interest.

Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

Although not currently using a “master/feeder” structure, the Trust has obtained, on behalf of the Primary, U.S. Government and U.S. Treasury Funds, shareholder approval to use a “master/feeder” structure. In that case, each of these Funds may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities. The master fund, in turn, would invest in securities according to the strategies and policies described in the Prospectus. A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds.

If the Liquid Performance Money Market Fund invests in an affiliated money market fund, it will reduce the fees and expenses payable by Fund investors by the amount of fees and expenses charged by that affiliated fund. If the Liquid Performance Money Market Fund invests in an unaffiliated money-market fund, shareholders would bear both their proportionate share of fees and expenses in the Fund (including investment advisory fees) and, indirectly, the fees and expenses of such money-market fund (including the investment advisory fees of that fund).

Although not currently using a "master/feeder" structure, pursuant to receipt of an order of exemption from the SEC, the Trust, on behalf of the Liquid Performance Money Market Fund, may use a "master/feeder" structure if approved by an affirmative vote of the Trustees, including the independent Trustees, and 60 days' advance written notice is made to all shareholders. In that case, the Liquid Performance Money Market Fund would be a "feeder fund," meaning that it would invest in a corresponding "master fund" rather than investing directly in securities. The master fund in turn invests in securities using the strategies described in the Prospectus. If the Liquid Performance Money Market Fund invests in a "master fund," its overall expense ratio may increase.

The Liquid Performance Money Market Fund and RMCI have obtained an order of exemption (the "Order") from the SEC to permit the investment of uninvested cash amounts in certain money-market funds advised by RMCI ("Investment Funds"). The Order contains a number of conditions that are designed to ensure that the program does not involve overreaching by RMCI or any of its affiliates. These conditions include percentage limitations on the amount of a Fund's assets that may be invested in the Investment Funds, restrictions on the Investment Funds' ability to collect sales charges and certain other fees, and a requirement that, in connection with the renewal of RMCI’s advisory agreement with the Liquid Performance Money Market Fund, the Board of Trustees evaluate whether to reduce the advisory fee to account for any change in the services provided to the Liquid Performance Money Market Fund by RMCI as a result of the investment in the Investment Funds.

MONEY MARKET INSTRUMENTS AND INVESTMENT STRATEGIES

The following section contains more detailed information about the types of instruments in which each Fund may invest, the strategies the Funds may employ, and a summary of the related risks. A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help a Fund achieve its investment objective.

MONEY MARKET INSTRUMENTS

U.S. Government Securities. The Primary Fund, the Liquid Performance Money Market Fund and the U.S. Government Fund may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing securities. U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”), in addition to direct obligations of the U.S. Treasury. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Treasury Obligations. Each Fund may invest in obligations of or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government. The U.S. Treasury Fund invests exclusively in these securities. Generally, the U.S. Treasury Fund’s assets will be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

The Primary Fund and the Liquid Performance Money Market Fund may also invest in the following types of money market instruments:

Bank Obligations. The Primary Fund and Liquid Performance Money Market Fund may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by letters of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period. A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

3

time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. The Primary Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

Foreign Corporate Debt Obligations and Foreign Bank Obligations. The Primary Fund and the Liquid Performance Money Market Fund may invest in foreign investment grade corporate debt obligations (including commercial paper) of foreign companies, as well as in the obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks (“Eurodollar” obligations), which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund. Investment in these securities involves risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Primary Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund’s custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

Corporate Debt Obligations.   The Primary Fund and the Liquid Performance Money Market Fund may invest in obligations of corporations (including commercial paper) and other entities, including those that have a remaining life of 13 months or less and are of investment grade.  Investment grade corporate debt obligations are rated in one of the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) or The Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”), or if unrated, are determined by RMCI to be of comparable quality.  Moody’s considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics.  Commercial paper instruments have a maturity of less than nine months and investments in commercial paper will be of high quality (i.e. rated A-1 or A-2 by S&P, Prime 1 or Prime 2 by Moody’s, and, if unrated, of comparable quality).  Changes in economic conditions or other circumstances of an issuer are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated obligations. A description of the ratings assigned to commercial paper and other corporate debt obligations by Moody’s and S&P is included in this SAI.  See “Credit Ratings” in Appendix A.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security’s value or its liquidity and do not guarantee the performance of the issuer.  Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  There is a risk that rating agencies may downgrade a debt security’s rating.  Subsequent to a security’s purchase by a Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  Neither event will require the sale of such securities, although RMCI will consider such event in its determination of whether a Fund should continue to hold the security.  RMCI may use these ratings in determining whether to purchase, sell or hold a security.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices.

Municipal Obligations. The Primary Fund and the Liquid Performance Money Market Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are backed by the issuer’s faith, credit and taxing power. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Each Fund may also invest in private activity bonds which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment. Each Fund’s portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral

4

obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a normal commitment but not a legal obligation of a state or municipality. Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

The Primary Fund and the Liquid Performance Money Market Fund will purchase municipal securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”). Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Primary Fund may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest. Yields on municipal obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

When-Issued Municipal Obligations. Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis. There is no limit on the ability of the Primary Fund and the Liquid Performance Money Market Fund to purchase municipal obligations on a when-issued basis. At the time each Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”) per share. The Primary Fund and the Liquid Performance Money Market Fund will also maintain readily marketable assets, at least equal in value to its commitments for when-issued securities, specifically for the settlement of such commitments. RMCI does not believe that a Fund’s NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

Asset-Backed Securities.  The Primary Fund and the Liquid Performance Money Market Fund may invest in asset-backed securities, which represent undivided fractional interests in pools of instruments, such as credit card, auto, and equipment receivables, and home equity and other consumer loans. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, overcollateralization, liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s securities.  The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.  If the credit enhancement has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.  Prepayment, especially during periods of declining interest rates, may cause the Fund to achieve a lower rate of return upon reinvestment of principal.  Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

INVESTMENT STRATEGIES

Each Fund may also employ the following investment strategies:

Repurchase Agreements. Each Fund may invest in securities pursuant to repurchase agreements (“REPOs”). Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. Each Fund will limit REPOs to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Funds’ Trustees. To reduce the risk of incurring a loss on a REPO, each Fund will follow procedures intended to provide that all REPOs are at least 100% collateralized as to principal and interest and market-to-market daily. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its Custodian.

A REPO may be construed to be a collateralized loan by the purchaser to the seller secured by the securities transferred to the purchaser. In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

REPOs could involve risks in the event of a default of the REPO counter-party to the agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities. In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security. A Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

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Reverse Repurchase Agreements. The Primary, U.S. Government and Liquid Performance Money Market Funds may enter into reverse repurchase agreements (“reverse REPOs”) when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. Reverse REPOs involve the sale of money market securities held by a Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. In a typical reverse REPO transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. During the time a reverse repurchase agreement is outstanding, a Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event a Fund may suffer time delays and incur costs or possible losses in connection with such transactions. It is the Fund’s policy that entering into a reverse REPO transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Investments in Illiquid Securities. Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the Fund has valued the instruments. A Fund may invest in illiquid securities if such investments would not exceed 10% of such Fund’s net assets. The liquidity of a Fund’s investments is monitored under the supervision and direction of the Funds’ Trustees. Investments currently considered illiquid include REPOs not maturing within seven days and certain restricted securities.

Borrowing. Each Fund has the authority to borrow money, including through reverse REPO transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing subjects a Fund to interest costs. Borrowing could also involve leverage if securities were purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.  Each Fund could suffer a loss in the event that there are losses on investments made with such collateral.  In the event the borrower defaults on its obligations, a Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  Each Fund could also experience delays and costs in gaining access to the collateral.

Securities Lending Agreements. The Primary, U.S. Government, U.S. Treasury and Liquid Performance Money Market Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund’s assets. The Fund will receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. Under current regulations, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest. A Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, a Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for the settlement of securities transactions. A Fund is obligated to return the collateral to the borrower at the termination of the loan. The Funds may pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all applicable regulatory requirements including the rules of the New York Stock Exchange (the “NYSE” or the “Exchange”).

A Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, a Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities. A Fund could also experience delays and costs in gaining access to the collateral.

Credit Quality. The SEC has adopted regulations that dictate the credit quality requirements for money market funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or determined to be of comparable quality. Money market fund shares and U.S. government securities are also first tier securities. Second tier securities generally are rated within the second-highest category. Should a security’s

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high-quality rating change after purchase by a Fund, the Adviser would take such action, including no action, determined to be in the best interest of that Fund.

RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise a Fund’s assets.

Credit Risk. This is the risk that the issuer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds. This risk is reduced to the extent a Fund limits its debt investments to U.S. Treasury or U.S. government securities.

Interest Rate Risk. Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities. A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.

Temporary Defensive Positions. The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and above. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions. The Primary Fund and the U.S. Government Fund would generally, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury Fund adopted a temporary defensive position, it would probably increase its investment in REPOs above its 5% of total assets limitation. Further, in an extreme emergency, all Funds would maintain a large percentage of uninvested cash. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

PORTFOLIO TRANSACTIONS

Portfolio Transaction Fees. Investment transactions by the Funds are normally principal transactions at net prices. Therefore the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of each Fund’s investment securities, subject to the overall supervision of the officers and the Trustees of the Fund. In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields. In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research, or other services provided by the dealer to the Adviser. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser.  Dealers who execute investment securities transactions may also sell shares of a Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of dealers.

Disclosure Of Portfolio Holdings. A complete list of the portfolio holdings of each series of the Trust (the “Funds”), as of the previous day if available, will be provided via facsimile by calling 800-637-1700. This information is available to any person or entity on request.  RMCI may distribute or authorize the distribution of a Fund’s portfolio holdings that are not yet publicly available to RCMI’s employees and affiliates that provide services to the Funds and require this information to fulfill their contractual duties relating to the Funds. The Funds may also provide publicly available portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. There are no ongoing arrangements with third-parties to make available information about a Fund’s portfolio holdings that is not publicly available.  RCMI and its affiliates do not expect to disclose information about the Funds’ portfolio holdings that is not publicly available to individual and institutional investors, to intermediaries that distribute the Funds’ shares or to any other third-party.

The Funds’ Chief Investment Officer is responsible for authorizing the daily release of the portfolio holdings. Any non-publicly available disclosure made to entities other than RCMI and its affiliates will be reviewed by the Chief Compliance Officer (“CCO”) prior to any release of the portfolio holdings information.  The CCO will make quarterly reports to the Board on the operation and effectiveness of the portfolio holdings policy.

Security Allocation. When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transactions are allocated as to amount in accordance with the amount of the order placed for each Fund. The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

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MANAGEMENT OF THE TRUST

The Board of Trustees is responsible for the management and supervision of each Fund. The Trustees approve all material agreements between the Funds and the Funds’ service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act (the “Independent Trustees”). The Audit Committee reviews each Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Audit Committee is comprised of Messrs. Montgoris and Ehlert. Mr. Montgoris has been determined to meet the qualifications of an audit committee financial expert. The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Funds, include all appropriate biographical information and set forth the qualifications of the proposed nominee.  The Secretary of the Funds will forward all nominations received to the Nominating Committee. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures. The Audit Committee met eight (8) times, the Nominating Committee met three (3) times and the Valuation Committee did not meet during the fiscal year ended May 31, 2006.  The Valuation Committee is comprised of Messrs. Bent and Ehlert.

Biographical Information. Biographical information relating to the Independent Trustees, the Officers of the Funds and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “Interested Trustee”), is set forth below. The Trustees and the Officers of the Funds oversee seven registered investment companies, with 31 portfolios, in the Reserve/Hallmark fund family.

Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†* Age: 69 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.

Chairman of Reserve Management Company, Inc. (“RMCI”) since 2005; President of RMCI from 2000 to 2005; Director and Chairman of Reserve Management Corporation (“RMC”) since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman and Director of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

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Independent Trustees

Edwin Ehlert, Jr. Age: 75 2517 Highway #35, Bldg. J Manasquan, NJ 08736		Trustee since inception.	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987.

William J. Montgoris Age: 59 286 Gregory Road Franklin Lakes, NJ 07417		Trustee since 1999.	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

Officers Who Are Not Trustees

Bruce R. Bent II† Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Vice Chairman, President, Assistant  Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer and Director of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

Arthur T. Bent III† Age: 38 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

Patrick J. Farrell Age: 46 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer

Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

Edmund P. Bergan, Jr. Age: 56 The Reserve 1250 Broadway New York, NY 10001	Secretary and General Counsel

Senior Vice President, General Counsel and Secretary of RMCI and its affiliates since 2006; Senior Regulatory Counsel of Proskauer Rose LLP from 2004 to 2006;  Prior thereto, and since before 2001, Senior Vice President and General Counsel of the mutual fund distribution and servicing affiliates of Alliance Capital Management L.P.

Christina Massaro Age: 39 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer

Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

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**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified.  A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

† Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

Effective May 12, 2005, Mr. William Viklund resigned from the Board of Trustees of the Trust.

Trustee Share Ownership. As of December 30, 2005, the Trustees’ beneficial ownership of the equity securities of the Funds (except the Liquid Performance Money Market Fund, which had not commenced operations) and other registered investment companies in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”) are indicated below:

Aggregate Dollar Range of Equity Securities in:
Name*	Primary Fund	U.S. Government Fund	U.S. Treasury Fund	All Supervised Funds
Interested Trustee:
Bruce R. Bent	Over $100,000	None	None	Over $100,000
Independent Trustees:
Edwin Ehlert, Jr.	None	None	None	None
William Montgoris	$50,001-$100,000	None	None	Over $100,000

*This table does not include any securities held by former trustees.

As of August 31, 2006 neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor.

Compensation of Trustees. The Independent Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, and an annual fee of $40,000 for service to all of the trusts in the Reserve/Hallmark family of fund complex and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund’s relative net assets.  The Trustees do not receive any pension or retirement benefits. The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting. Mr. Montgoris receives an annual fee of $25,000 for his service as an audit committee financial expert for the trusts for which he serves as such.

For the fiscal year ended May 31, 2006, the Independent Trustees received the following compensation from the Funds and Supervised Funds:  Mr. Bruce Bent does not receive compensation from any of the Funds.

Name	Primary Fund	U.S. Government Fund	U.S. Treasury Fund	Liquid Performance Money Market Fund	Compensation from all Reserve/ Hallmark Funds*
Edwin Ehlert, Jr.	$58,303.66	$5,675.64	$1,287.67	$0.00	$68,808.07
William Montgoris	$79,695.66	$7,758.08	$1,760.12	$0.00	$94,054.19

*Each Trustee serves on the Board of seven registered investment companies, which encompass a total of 31 funds.

As of September 1, 2006, the Trustees and Officers, in the aggregate, owned less than 1% of any class of any Fund.

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Under the Declaration of Trust, the Trustees and Officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or Officer of the Trust. Neither the interested Trustee nor the Officers of the Funds receive any compensation from the Trust or the Funds.

Code Of Ethics. The Trust, its Adviser and Resrv have adopted a Code of Ethics (the “Code”), conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Principal Shareholders. As of September 1, 2006, the following persons or entities owned of record, or were known to own beneficially, 5% or more of any Class of the outstanding shares of a Fund:

Fund Name	Name And Address Of Beneficial Owner	Class	Percentage

Primary Fund	PRIMEVEST FINANCIAL SERVICES 400 1ST ST SOUTH STE 300 ST CLOUD MN 56302	15	11.54%
	BRUT, LLC 80 MERRITT BLVD. TRUMBULL CT 06611	15	32.98%
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC. 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER NEW YORK NY 10281	25	55.70%
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC. 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER NEW YORK NY 10281	35	99.89%
	JEFFERSON BANK 2900 FREDERICKSBURG ROAD SAN ANTONIO, TX 78201	45	12.46%
	TRUSTMARK NATIONAL BANK FBO: REPUBLIC BANK CUSTOMERS 248 EAST CAPITAL STREET JACKSON, MS 39205	45	66.30%
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC. 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER NEW YORK NY 10281	70	99.90%
	REXTON REALTY CO MARILEE BLEETSTEIN 36 W 25TH ST NEW YORK NY 10010-2706	75	6.01%
	PINE-RICHLAND SCHOOL DISTRICT 2003 CONSTRUCTION FUND 702 WARRENDALE RD GIBSONIA PA 15044-6175	75	11.06%
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC. 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER NEW YORK NY 10281	95	99.90%
	NEW YORK MERCANTILE EXCHANGE CUSTOMER SEGREGATED FUNDS ONE NORTH END AVE WORLDFINANCIAL CENTER NEW YORK NY 10282-1101	INST	7.53%
	PERSHING LLC ONE PERSHING PLAZA JERSEY CITY, NJ 07399	INST	6.47%
	BEAR STEARNS SECURITIES CORP. FBO 102-30610-11 1 METROTECH CENTER NORTH BROOKLYN, NY 11201	INST	6.83%
	FERRIS BAKER WATTS, INC PRIMARY OMNIBUS ACCOUNT 8403 COLESVILLE RD, # 900 SILVER SPRING MD 20910	R	10.73%
	NATIONAL FINANCIAL SERVICES LLC FOR THE BENEFIT OF SECURITIES AMERICA, INC. 200 LIBERTY ST, 1 WORLD FINANCIAL CENTER NEW YORK NY 10281	R	11.89%
	AEIS OMNIBUS ACCT - PRIMARY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	R	12.62%

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U.S. Government Fund	RESERV PARTNERS 1250 BROADWAY 32ND FL NEW YORK, NY 10001-3701	15	49.94%
	RESERVE MANAGEMENT CORP 1250 BROADWAY 32ND FLOOR NEW YORK, NY 10001-3701	15	49.94%
	FIRST FIDELITY BANK 5101 N CLASSEN, SUITE 500 OKLAHOMA CITY, OK 73118	25	26.83%
	SCOT COHEN 20 E 20TH NEW YORK NY 10022-1316	25	18.68%
	LINDA J S HICKEY BARKDOLL TTEE SANDRA KAY SMITH SOJKA TTEE HELEN R SMITH ADMIN TRUST DTD 3/9/06 6112 W VICTORIA PLACE CHANDLER AZ 85226-1278	25	32.08%
	COPPERMARK BANK 3333 NORTHWEST EXPRESSWAY OKLAHOMA CITY, OK 73112	45	78.40%
	MISSION BANK 3060 16TH STREET SAN FRANCISCO, CA 94103	45	13.26%
	TEXAS TREASURY SAFEKEEPING TRUST CO. LALO TORRES 208 E. 10TH STREET RM 402 AUSTIN TX 78701	INST	17.83%
	THE CLARK MONEY FUND 7500 OLD GEORGETOWN RD BETHESADA MD 20814	INST	6.77%
	PRINCE WILLIAM COUNTY ROBERT WILLARD 1 COUNTY COMPLEX COURT (MC 450) PRINCE WILLIAM VA 22192	INST	5.99%
	STATE OF MISSISSIPPI TREASURY DEPARTMENT 1101-A WOOLFOLK BLDG.,501 NORTH WEST ST JACKSON MS 39201	INST	22.09%
	UNIVERSITY OF NEW MEXICO 1 UNIV. OF NEW MEXICO: MSC05-3350 ALBUQUERQUE NM 87131	INST	5.29%
	ELECTRIC RELIABILITY COUNCIL OF TEXAS, INC. TREASURER (MARKET DEPOSIT ACCT) 7620 METRO CENTER DRIVE AUSTIN TX 78744	INST	5.97%
	AEI OMNIBUS ACCT - US GOVERNMENT TREASURY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55400	Treasurer’s Trust	38.23%
	FERRIS BAKER WATTS, INC PRIMARY OMNIBUS ACCOUNT 8403 COLESVILLE RD, # 900 SILVER SPRING MD 20910	R	6.58%
	AEIS OMNIBUS - GOVT 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	R	57.40%

U.S. Treasury Fund	RESERVE MANAGEMENT CORP. 1250 BROADWAY NEW YORK NY 10001-3701	25	49.67%
	COPPERMARK BANK 3333 NORTHWEST EXPRESSWAY OKLAHOMA CITY, OK 73112	25	49.55%
	COPPERMARK BANK 3333 NORTHWEST EXPRESSWAY OKLAHOMA CITY, OK 73112	45	74.62%
	FIVE STAR BANK 6810 FIVE STAR BLVD ROCKLIN, CA 95677	45	12.37%
	FIRST NATIONAL BANK PO BOX 600 CHRISTIANSBURG, VA 24068	45	8.75%
	FIRST VICTORIA NATIONAL BANK 101 S. MAIN STREET VICTORIA, TX 77901-1338	75	7.83%
	TOWER BANK & TRUSTCOMPANY 116 EAST BERRY STREET FORT WAYNE IN 46802	75	92.13%
	GENERAL MILLS CEREALS, LLC PO BOX 1113 MINNEAPOLIS MN 55440	INST	42.28%
	STEWART TITLE GUARANTY COMPANY KEN ANDERSON 1980 POST OAK BLVD. SUITE 800 HOUSTON TX 77056	INST	19.10%
	STEPHENS INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS 111 CENTER STREET LITTLE ROCK AR 72201	INST	38.24%
	FERRIS BAKER WATTS, INC US TREASURY OMNIBUS ACCOUNT 8403 COLESVILLE RD, # 900 SILVER SPRING MD 20910	R	6.32%
	AEIS OMIBUS ACCT - US TREASURY 733 MARQUETTE AVE I9/692 MINNEAPOLIS MN 55440	R	13.55%
	SEI TRUST CO. C/O PHILADELPHIA TRUST CO. 1760 MARKET STREET 2ND FLOOR PHILADELPHIA, PA 19103	Treasurer’s Trust	73.46%

Reserve Liquid Performance Fund	RMCI 1250 BROADWAY 32ND FLOOR NEW YORK, NY 10001-3701		99.88%

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Any shareholder beneficially owning more than 25% of a Fund’s outstanding shares, either directly or indirectly, may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

Other Matters. The Trust has determined that certain of the service contracts, including investment management agreements, and distribution plans for Funds other than the Liquid Performance Money Market Fund have lapsed or were not properly approved or adopted due to an administrative error. The Trust and the Adviser are taking all necessary steps to remedy this, including obtaining shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust. Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

Investment Management Agreement. The Trust, on behalf of each of the Funds, has entered into an Investment Management Agreement with the Adviser (each a “Management Agreement”), which provides for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the respective Fund’s investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Investment Management Agreements with the Funds, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee, all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the administrative and customary operating expenses for the Primary, U.S. Government and U.S. Treasury Funds are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s Distribution Plan, and the fees of the Trustees who are not “interested persons” of the Adviser as defined in the Investment Company Act of 1940.   Excluded from administrative and customary operating expenses for the Liquid Performance Money Market Fund are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, shareholders, distributors and other agents of the Trust, insurance, payments made pursuant to the Trust’s Distribution Plan, state (blue sky) and SEC registration fees and other government imposed fees and expenses, costs of shareholder meetings, including proxy solicitations, and the fees of Trustees who are not “interested persons” of the Adviser as defined in Investment Company Act of 1940.  Each Fund will pay its direct or allocated share of applicable expenses.

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allocated share. The Management Fee is paid on the average daily net assets of each Fund according to the following schedule:

R	95	Treasurer’s Trust	75	70	45	35	25	20	15	Institutional	10
0.80%	0.75%	0.60%	0.55%	0.50%	0.45%	0.35%	0.25%	0.20%	0.15%	0.12%	0.10%

The Investment Management Agreements are renewed annually if approved by the Trustees and by a separate vote of a majority of the non-interested Trustees. Each Investment Management Agreement may be terminated without penalty, upon sixty (60) days’ written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, and payments to financial intermediaries using its own resources, as it from time to time deems appropriate. RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

PRIMARY FUND

Year Ended May 31,	Management Fee	Fee Waiver
2004	$63,459,784	$395,736
2005	$61,761,841	$486,130
2006	$69,860,720	$90,296

U.S. GOVERNMENT FUND

Year Ended May 31,	Management Fee	Fee Waiver
2004	$7,247,040	$148,427
2005	$7,906,882	$103
2006	$11,502,934	$185,964

U.S. TREASURY FUND

Year Ended May 31,	Management Fee	Fee Waiver
2004	$4,434,771	$371,815
2005	$3,433,734	$43,780
2006	$3,330,870	$36,368

LIQUID PERFORMANCE MONEY MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2004	N/A	N/A
2005	N/A	N/A
2006	$314	$314

DISTRIBUTION ARRANGEMENTS

Distribution Plans. The Trust has adopted distribution plans under Rule 12b-1 of the Investment Company Act (each a “Distribution Plan” and together the “Distribution Plans”) with respect to Class 70, Class 75, Class 95 and Class R shares of the Funds. Under its respective Distribution Plan, each Fund pays distribution (12b-1) fees of 0.20% on the average daily net assets of those Classes at the rates indicated regardless of the amount of expenses incurred.

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Resrv uses distribution (12b-1) fees to pay brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ Class 70, Class 75, Class 95 and Class R shareholder accounts (“qualifying accounts”). Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary’s clients accounts. Substantially all such payments are paid to Intermediaries for distribution and shareholder liaison services.

A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly. The Trust’s Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plans and related agreements. The Trustees have determined that there is a reasonable likelihood that the Distribution Plans will benefit each Fund and its shareholders. Each Fund paid the following fees under its respective Distribution Plan for the periods indicated:

	Distribution Fee paid for the fiscal year ended
Fund Name	May 31, 2004	May 31, 2005	May 31, 2006

Primary Fund	$12,391,590	$12,871,130	$13,685,517
U.S. Government Fund	$1,726,677	$1,779,307	$2,469,947
U.S. Treasury Fund	$720,844	$715,331	$705,430
Liquid Performance Money Market Fund	N/A	N/A	0

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services to the respective Fund. As of May 31, 2005, for the period since the inception of each Distribution Plan, the distribution expenses have equaled or exceeded the distribution revenues paid under the Distribution Plan for each of the Funds.

Distribution Agreement. The Trust, on behalf of each Fund, has entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the distribution of each Fund’s shares. Resrv, located at 1250 Broadway, New York, NY 10001, acts as the “principal underwriter” for the Funds and as such arranges for the continuous offering of shares. The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares. Resrv’s principal business is the distribution of mutual fund shares.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources, including amounts paid to it under Management Agreements. The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the contribution that the Intermediary makes to a Fund by increasing assets under management and reducing expense ratios, the costs that the Fund might bear if such services were provided directly by the Fund or by another entity and the possibility of assets being withdrawn from a Fund with a corresponding increase in the Fund’s expense ratio.  The amounts paid, which can vary by Intermediary, can be used by the Intermediary to offset its costs associated with account maintenance support, statement preparation, and transaction processing and other shareholder support services. Amounts paid by RMCI to Intermediaries, which vary by class of shares, represent a substantial portion of the amount received by RMCI under the Management Agreements. In addition to amounts paid under Distribution Plans or by RMCI, an Intermediary may charge a fee for its services directly to its clients. To the extent Intermediaries sell more shares of a Fund or retain shares of a Fund in their clients’ accounts, RMCI and its affiliates benefit from the incremental management and other fees paid to RMCI and its affiliates by a Fund with respect to those assets.

Approval Of Distribution Arrangements. Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for the purpose of voting on such renewal. All material amendments to a Distribution Plan must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees. Each Distribution Agreement will terminate automatically in the event of its assignment.

OTHER SERVICE PROVIDERS

Transfer Agent. The Trust acts as its own transfer and dividend-paying agent.

Custodian. JP Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is the custodian of the assets of each Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of each Fund.

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Independent Registered Public Accounting Firm. The Audit Committee has selected KPMG LLP (“KPMG”), 345 Park Avenue, New York, NY 10154 as the Trust’s independent registered public accounting firm. The Funds’ financial statements for the fiscal year ended May 31, 2006, have been audited by KPMG and are incorporated herein by reference in reliance upon the report of such firm.

HOW TO BUY AND SELL SHARES

Information relating to the calculation of net asset value and to the purchase and redemption of shares is located in the Prospectus.

SHAREHOLDER SERVICES

In addition to the shareholder services described in the Prospectus, the following services are available to investors in Class Treasurer’s Trust, Class 70, Class 75, Class 95 and Class R:

Reserve Cash Performance Account. The Reserve Cash Performance Account (“CPA”) and the Reserve Cash Performance Account Plus (“CPA “Plus”“) provide a comprehensive package of additional services to investors. These packages provide a checking arrangement whereby checks are provided to Fund shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transaction activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Intermediaries.

A VISA Debit Card is also available with these packages. There is a $10 annual fee for the VISA Debit Card to CPA investors. There is no additional fee for CPA Plus investors. The VISA Debit Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly finance charges. You may also use your VISA Debit Card to get cash at ATMs.

Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases which is credited to their account or, for an additional annual fee of $35, participating in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected. VISA Debit Card issuance is subject to credit approval. The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time. Conditions for obtaining a VISA Debit Card may be altered or waived by the Funds either generally or in specific instances. The checks and VISA Debit Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Debit Card. If a card is lost or stolen, the cardholder should Report the loss immediately by telephoning the issuing bank, currently Bank One at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern time.

For more information regarding features of the CPA and CPA “Plus” packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve at 800-637-1700. The Funds will charge a nonrefundable annual CPA “Plus” service fee, currently $60, which may be charged to the account at the rate of $5 monthly.  CPA and CPA “Plus” participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks. These fees may be changed at any time upon 30 days’ notice to participants. In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Debit Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.

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DIVIDENDS AND TAXES

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve are open for business. Each Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains un-cashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders will be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While each Fund intends to distribute its ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income. For taxable years beginning on or before December 31, 2010, however, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income”. Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rates. Similarly, because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction. While municipal obligations generally pay interest which is excludible from gross income for federal income tax purposes in the hands of the bondholder, such interest

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will not be excludible from gross income for federal income tax purposes when paid by a Fund to shareholders. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares. Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of a Fund. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a Report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of the Primary Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

Income received by the Primary Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In the event that a Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of a Fund, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. A loss realized on a sale or exchange of a Fund’s shares will be disallowed if other shares of such Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or fewer will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you undereported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder’s social security number.

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If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.  Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over a Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

The foregoing is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules.  Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund.  The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

PROXY VOTING

The Trustees have delegated proxy voting authority, in regard to the Funds’ portfolio securities, to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that such proxies are voted in the best interest of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures, as well as information about how a particular proxy was voted are available upon request. Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 888-823-2867 to request a copy.

INFORMATION ABOUT THE TRUST

The Reserve Funds’ Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any un-issued shares of the Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares. Any such changes must comply with all applicable state and federal securities laws which require that each class be preferred over all other classes in respect to assets specifically allocated to such class. Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective class Fund shares available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees. All consideration received by the Trust for shares of one of the Funds and/or classes and all assets in which such consideration is invested will belong to that Fund and/or class (subject only to rights of creditors of the Fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.

Use of Joint Prospectus and Statement of Additional Information. Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds. However, each Fund has acknowledged that it, and not any of the other Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

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FINANCIAL STATEMENTS

The Primary Fund, U.S. Government Fund, U.S. Treasury Fund and Liquid Performance Money Market Fund’s audited Financial Statements for the fiscal year ended May 31, 2006 are incorporated into this SAI by reference to the Funds’ Annual Report dated May 31, 2006. The Funds’ Annual Report is available at no charge by calling 800-637-1700.

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Appendix A

CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P. Issues (including commercial paper) within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.  S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation.  SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers (which includes issuers of commercial paper) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations (which includes commercial paper). F1 denotes the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments. A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature.  F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. F3 denotes fair credit quality.  It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks. ‘A’ denotes a very strong bank. Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects. ‘B’ denotes a strong bank. There are no major concerns regarding the bank. Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects. “C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects. There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

Corporate Debt Obligations. The following summarizes the ratings used by S&P for corporate debt obligations:

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely high capacity to pay interest and repay principal.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

The following summarizes the ratings used by Moody’s for corporate debt obligations:

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

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Appendix B

RESERVE MANAGEMENT COMPANY, INC
PROXY VOTING POLICY AND PROCEDURES

I.      POLICY

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve funds, registered investment companies, referred to collectively as the “Funds”. The Adviser has full authority to vote proxies on behalf of each Fund. Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund. The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.    PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.   PROCEDURES

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests. Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

A.    Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1.     Vote in Accordance with the Guidelines.  To the extent that the Adviser has little or no discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.     Obtain Consent. To the extent that the Adviser has discretion to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities. The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote. If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process. All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

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B.    Limitations

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received. The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.     Fund Maintains Proxy Voting Authority: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.     Terminated Account:  Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination. However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.     Limited Value:  If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies. The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account. In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4.     Securities Lending Programs:  When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5.     Unjustifiable Costs:  In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.   RECORD KEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser. The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.    PROXY VOTING GUIDELINES

Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules. The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed. However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

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The following guidelines are grouped according to the types of proposals generally presented to stockholders. Part A deals with proposals that have been approved and recommended by the company’s board of directors. Part B deals with proposals submitted by stockholders for inclusion in proxy statements. Part C addresses unique considerations pertaining to foreign issuers.

A.    Board Approved Proposals

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself. These proposals have been approved and recommended by the issuer’s board of directors. The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests. Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a.                                                    The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b.                                                   The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•                  relating to executive compensation.

•                  relating to changes in a company’s capitalization.

•                  relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•                  to adopt any form of anti-takeover measures.

•                  to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•                  on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

B.    Stockholder Proposals

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement. These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

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C.    Voting Shares of Foreign Issuers

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction. Laws governing certain foreign issuers may provide substantially less protection for shareholders. As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers. Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

Approved as of March 6, 2006

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Primary II- Fund

Prospectus

September 28, 2006

Quaker Reserve Money-Market I

Quaker Reserve Money-Market II

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

(This page has been left blank intentionally.)

The Reserve Fund (the "Trust"), a registered investment company, offers two classes, Quaker Reserve Money-Market I ("QRI") and Quaker Reserve Money-Market II ("QRII"), of the Reserve Primary II Fund (the "Fund"), a money-market fund, in this Prospectus.

questions?

Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5930 (facsimile)
Customerservice@TheR.com
or visit our Web site at www.TheR.com

It Pays To Keep Money In Reserve(R)

about the fund

Investment Objective

The investment objective of the Primary II Fund is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Primary II Fund is a money market fund designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Primary II Fund seeks to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.

The Primary II Fund invests all of its assets in shares of the Primary Fund, another series of The Reserve Fund, rather than directly in a portfolio of securities. The Primary Fund's investment objective is identical to the Primary II Fund's investment objective. This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Therefore the descriptions of the Primary II Funds' investment strategies, investment risks, and tax considerations, and the references to the "Fund" in that regard, denote the direct investments of the Primary Fund and the indirect investments of the Primary II Fund.

The Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Fund monitors a range of economic and financial factors. Based on this analysis, the assets of the Fund are invested in a mix of U.S. dollar denominated money market securities that are intended to provide as high a yield as possible without violating the Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of the Fund's securities portfolio will not be more than 90 days.

•  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

The Fund seeks to attain its objective by investing in U.S. government securities, corporate debt obligations, asset-backed securities, obligations of domestic and foreign banks, instruments (including deposit-type obligations) of comparable quality as determined by the Board of Trustees and instruments fully collateralized by such obligations.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

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about the fund

The Fund will principally invest in debt and deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and securities backed by letters of credit, of U.S. banking institutions that are members of the Federal Deposit Insurance Corporation (FDIC), other U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks (Eurodollar obligations and Yankeedollar obligations) located in major industrialized nations in Western Europe, and other countries such as Australia and Canada, which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies; corporate debt obligations; and asset-backed securities. The Primary Fund may invest more than 25% of its assets in bank obligations.

•  Eurodollar obligations – dollar denominated debt obligations issued by foreign branches or subsidiaries of U.S. banks and by foreign banks.

•  Yankeedollar obligations – dollar denominated obligations issued by U.S. branches or subsidiaries of foreign banks.

The Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

Repurchase Agreements. The Fund may invest in repurchase agreements but will limit them to transactions with those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements (REPOs) – Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Credit Quality. The Fund may invest in securities rated in one of the two highest short-term ratings, generally by two of the nationally recognized statistical rating organizations. Securities which are not rated may also be purchased provided the investment adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

Maturity. The average maturity of the Fund's securities portfolio will not be more than 90 days. In addition, that Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities. The Fund may at times purchase municipal floating rate and variable rate demand obligations, normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its net assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

Disclosure of Portfolio Holdings. A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Fund's Statement of Additional Information.

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about the fund

Principal Risks

An investment in the Primary II Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund has maintained a constant share price since inception, and will strive to continue to do so.

The value of the Primary II Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on the Fund's portfolio and therefore reduce the Primary II Fund's yield:

•  Interest Rate Risk. Most of the Fund's performance depends on interest rates, and when interest rates fall, the Fund's yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short term securities in which the Fund invests. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money-market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Banking Industry Risks. The Fund is also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Fund is not intended to be a balanced investment program. The Fund is intended to provide professional management for your cash and a convenient way to gain interest income as part of a diversified portfolio.

The Fund is also subject to the risks associated with the types of securities held:

•  Repurchase and Reverse Repurchase Agreement Risk. Repurchase agreements involve the risk that the other party may default on its obligations, which may cause delays, losses and restrictions on the Fund's ability to dispose of the underlying securities. Reverse repurchase agreements involve the risk that the market value of the securities may be lower than the price at which the Fund has agreed to repurchase them. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities at the agreed time or at all. If the Fund is not able to recover the securities and the value of the collateral held by the Fund is less than the value of the securities, the Fund may experience a loss.

•  Asset-Backed Securities. Asset-backed securities that are subject to prepayment may lose more value due to changes in interest rates than would other debt securities, especially during periods when those rates are declining.

•  Foreign Securities. Eurodollar and Yankeedollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, higher transaction costs, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks.

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about the fund

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Primary II Fund by showing changes in the Primary II Fund's performance from year to year. The bar charts show the annual total returns on the Primary II Fund's shares for each completed calendar year since inception. Past performance is not necessarily an indication of how the Primary II Fund will perform in the future.

Total Return for Primary II Fund

Calendar Year Ended December 31

During the periods shown above, for QRI, the highest quarterly return was 0.78% for the quarter ended December 31, 2005 and the lowest quarterly return was 0.05% for the quarter ended March 31, 2004. The return for the period from January 1, 2006 to June 30, 2006 was 1.88%.

During the periods shown above, for QRII, the highest quarterly return was 0.59% for the quarter ended December 31, 2005 and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2006 to June 30, 2006 was 1.50%.

Average Annual Total Returns as of December 31, 2005	One Year	Since Inception
Quaker Money-Market Primary I Fund	2.22%	1.23	%*
Quaker Money-Market Primary II Fund	1.46%	0.70	%*

*  Inception date is May 22, 2003.

Since inception until September 1, 2006, the Primary II Fund invested all of its assets in Class 8 shares of the Primary Fund. Since that date, it invests in Class Institutional share of the Primary Fund, which charges a management fee of 0.12%.

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about the fund

For the Fund's current yields, call toll-free (800) 637-1700 or visit our Web site at www.TheR.com.

Fees & Expenses

The Primary II Fund offers two different classes of shares with different minimum investment requirements and different services. Both classes are designed for individual investors.

You may pay the fees and expenses described in the table below if you buy and hold the indicated classes of Primary II Fund shares. Since the Primary II Fund invests all of its assets in Class Institutional shares of the Primary Fund, the expenses of those shares are also shown below. Shareholders will not pay both the management fees of the Primary II Fund and of the Primary Fund. The management fees of the Primary II Fund, 0.80% for Class QRI and QRII, respectively, are reduced in the table below by the amount of the management fees incurred at the Primary Fund level.

Primary II Fund

Shareholder Fees* (Fees paid directly from your investment)	Class QRI	Class QRII
Shareholder Transaction Fees	0.00%	0.00%
Redemption Fees**	0.00%	0.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee*	0.80%	0.80%
Distribution and Service (12b-1 fee)	0.25%	1.00%
Other Expenses†	0.00%	0.00%
Less: Primary Fund-Class Institutional Management Fee	(0.12%)	(0.12%)
Total Annual Fund Operating Expenses	0.93%	1.68%

Primary Fund

Shareholder Fees* (Fees paid directly from your investment)	Class Institutional
Shareholder Transaction Fees	0.00%
Redemption Fees	0.00%
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee*	0.12%
Distribution and Service (12b-1 fee)	0.00%
Other Expenses†	0.00%
Total Annual Fund Operating Expenses	0.12%

*  The Primary II Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Primary II Fund and shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses,

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about the fund

transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses.

**  If an investor redeems his or her QRII shares prior to the end of his or her required holding period, a contingent deferred sales charge ("CDSC") will be charged on the redemption. See the prospectus for your Quaker Fund shares for a further discussion of the CDSC.

†  Other Expenses include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust's Distribution Plan, and the fees of the Trustees who are not interested persons of the investment adviser as defined in the Investment Company Act. The investment adviser may contract with other parties to perform any of the ordinary administrative services required of the Administrator; provided, however any compensation paid for such services will be the responsibility of the investment adviser. It is estimated that these fees will be less than 0.005% for each Fund. Shareholders will not pay the comprehensive management fee of both the Primary II Fund and the Primary Fund, since the fees of the Primary II Fund will be reduced by the amount of the comprehensive management fees of the Primary Fund in respect to the Primary II Fund's investment.

Example: This example is intended to help you compare the cost of investing in the Primary II Fund with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in the Primary II Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Primary II Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
QR I	$99.43	$310.38	$538.58	$1,194.03
QR II	$176.30	$546.21	$940.45	$2,043.28

Fund Management

The Investment Adviser. The investment adviser for the Primary II Fund and the Primary Fund is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of August 31, 2006, RMCI had over $34 billion in assets under management. RMCI manages both Funds, subject to policies adopted by the Trustees of the Trust, under the terms of an Investment Management Agreement with the Trust, on behalf of each Fund. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services each Fund pays RMCI a comprehensive management fee at an annual rate of 0.80% for the class QRI and QRII shares of the Fund and 0.12% for the Class Institutional shares of the Primary Fund, based on the average daily net assets of those classes of the respective Fund's shares.

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2006.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701, is an affiliate of RMCI. The Trust, on behalf of the Funds, has adopted a Rule 12b-1 Distribution Plan (the "Plan"), in respect to Classes QRI and QRII shares, which allows each of those classes of to pay fees for the sale and distribution of its shares. The distribution fee is 0.25% and 1.00% per year of the Class QRI and QRII shares respective average daily net assets. Since this fee is paid out of those classes' assets on an on-going basis, over time this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

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your account

How to Buy Shares

How Fund Shares Are Priced. Investors pay no initial sales charges to invest in the Primary II Fund. The price you pay for a share of the Primary II Fund, and the price you receive upon selling or redeeming a share of the Primary II Fund, is the Fund's net asset value per share (NAV) for the relevant share class, reduced for any applicable redemption fee. The NAV is calculated by taking the total value of the assets of the share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. The Primary Fund uses the amortized cost method of valuing its portfolio securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. The Primary II Fund's NAV is calculated as of the cut-off time for accepting purchase orders and redemption requests (the "cut-off time"), which is 5:00 p.m. Eastern time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day when banks are closed. However, the NAV may be calculated and purchase and redemption orders accepted on any such day if RMCI determines it is in the shareholders' interest to do so. Your order will be priced at the next NAV calculated after your order is received by a Fund or by an authorized financial intermediary who has a sales agreement with Resrv Partners, Inc., the Funds distributor. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each Class of the Primary II Fund's shares is computed by dividing the value of the net assets of the Class by the number of outstanding shares of such Class. The valuation of the Primary II Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25%, from the Funds' NAV calculated using the amortized cost basis. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share solely by using available market quotations. The Funds cannot guarantee that their respective NAV will remain at $1.00 per share, although the NAV of each Fund has done so since inception.

Minimum Investments. There is no minimum initial or subsequent investment for Fund shares, except that the minimum initial and subsequent investments for an IRA are $1,000 and $250, respectively. The investment minimums may be reduced or waived in certain circumstances and may be changed by the Fund at any time.

Share Certificates. Share certificates are not issued by the Fund.

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your account

Joint Ownership with Securities. When an account is registered in the name of two people, for example a husband and wife, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Purchases by Mail. To purchase shares by mail, overnight or special delivery, complete the Account Application, make a check payable to CITCO Mutual Fund Distributors, Inc., and send the form and check to:

Quaker Investment Trust
c/o Citco Mutual Fund Distributors, Inc.
83 General Warren Boulevard
Suite 200
Malvern, PA 19355

Your purchase order, if accompanied by payment, will be processed upon receipt by Citco Mutual Fund Distributors, Inc., on behalf of the Primary II Fund's transfer agent. If the transfer agent receives your order and payment by the Primary II Funds' cut-off time, your shares will be purchased at the Primary II Fund's NAV calculated that day. Otherwise, your shares will be purchased at the NAV determined as of the cut-off time on the next day on which the Primary II Funds' NAV is calculated.

Purchases by Wire Transfer. To make an initial purchase of shares by wire transfer, take the following steps:

  1.  Call 1-800-220-8888 to inform us that a wire is being sent.

  2.  Obtain an account number.

  3.  Fill out, fax (610-296-8516), and then mail the Account Application to Citco Mutual Fund Distributors, Inc.

  4.  Ask your bank to wire funds to the account of:

Wachovia Bank National Association
ABA # 031201467
For Credit to Acct # 2000014666991
For Further Credit to (Your Name & Acct. #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire. The wire should state that you are opening a new Primary II Fund account.

To make subsequent purchases by wire call the Quaker Funds at 1-800-220-8888 to place your order, then contact your bank to wire funds using the instructions listed above. Instruct your bank to include your account number on the wire transfer instructions.

You should contact your bank (which must be a commercial bank that is a member of the Federal Reserve System) for information on sending money by wire, including any charges that your bank may make for these services.

Investments Through the Exchange Privilege. Class QRI shares are available as an exchange option solely to Class A shareholders of the Quaker Funds. Class QRII shares are available as an exchange option solely to Class B and Class C shareholders of the Quaker Funds.

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your account

Automatic Investment Plan. You may purchase shares of the Primary II Fund through an Automatic Investment Plan. The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Primary II Fund. You can take advantage of the plan by filling out the Automatic Investment Plan application included with this prospectus. You may only select this option if you have an account maintained at a domestic financial institution that is an Automated Clearing House ("ACH") member for automatic withdrawals under the Plan. The Primary II Fund may alter, modify, amend or terminate the Plan at any time, but will notify you at least thirty (30) days beforehand if it does so. For more information, call the Quaker Funds at 1-800-220-8888.

Telephone Purchases. In order to be able to purchase shares by telephone, your authorization for such purchases must have been established for your account prior to your call. Your initial purchase of shares may not be made by telephone. Shares purchased by telephone will be purchased at the NAV determined at the close of business on the day the transfer agent receives payment through the ACH. Call the Quaker Funds at 1-800-220-8888 for details.

You may make purchases by telephone only if you have an account at a bank that is an ACH member. Most transfers are completed within three business days of your call. The Primary II Fund may revise or eliminate the ability to purchase Primary II Fund shares by phone, or may charge a fee for such service, although the Primary II Fund does not currently expect to do so.

The transfer agent employs certain procedures designed to confirm that instructions communicated by telephone are genuine. Such procedures may include, but are not limited to, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmations of all such transactions, and/or tape recording all telephone instructions. Assuming the Primary II Fund and/or the transfer agent have followed procedures reasonably designed to prevent losses, such as the above, neither the transfer agent nor the Primary II Fund will be liable for any loss, cost, or expense for acting upon telephone instructions that are believed to be genuine. The Fund shall have authority, as your agent, to redeem shares in your account to cover any such loss.

When purchasing shares, please keep in mind:

•  All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If the correct information cannot be determined, the check or wire is returned.

•  Only federal funds wires are eligible for entry as of the business day received.

•  Payment by check not immediately convertible into Federal funds will be entered as of the business day when covering Federal funds are received or bank checks are converted into Federal funds. Investors should be aware it can take up to three (3) business days for payment to be converted to federal funds. Checks delivered to the Fund's offices after 3:00 pm Eastern time, will be considered received the next business day.

•  Investors may be charged a fee (currently $25) for any check that does not clear and will be responsible for any losses suffered by the Fund as a result. All initial investments must be accompanied by an Account Application or equivalent information. All investments must be in U.S. dollars. Third party, foreign and traveler's checks, as well as cash, will not be accepted.

Right To Refuse Purchases and Exchanges. The Primary II Fund reserves the right to refuse any purchase or exchange for any reason.

Anti-Money Laundering Requirements. Primary II Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot

10

your account

Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Primary II Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. The Primary II Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Primary II Fund to verify their identity. The Primary II Fund also reserves the right to redeem any amounts in the Primary II Fund from persons whose identity it is unable to verify on a timely basis. It is the Primary II Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

You may redeem your shares on each day that the Primary II Fund's NAV is calculated. Shares will be redeemed at the next NAV determined after a proper redemption request, by telephone or in writing, is received by the Primary II Fund, or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of the Primary II Fund's NAV on any day will be redeemed at the next NAV calculated on the next business day. You may request redemption of your shares either by mail, by telephone (by calling 1-800-220-8888) or by wire.

By Mail

Redemption requests should be sent via U.S. mail, overnight or special delivery to:

Quaker Investment Trust
c/o Citco Mutual Fund Distributors, Inc.
83 General Warren Boulevard
Suite 200
Malvern, PA 19355

When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of all account holders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in an Individual Retirement Account (IRA), please call for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Primary II Fund from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations,

11

your account

or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

By Telephone. You may redeem your shares in the Primary II Fund by calling 1-800-220-8888 if you elected to use telephone redemption on your Account Application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank. You may not redeem by telephone if a change of address request has been received by Citco Mutual Fund Distributors, Inc. or the transfer agent within 15 days previous to the request for redemption. During periods of substantial economic or market changes, telephone redemptions may be difficult to implement. If you are unable to contact the Primary II Fund by telephone, shares may be redeemed by delivering the redemption request in person or by mail. You should understand that with the telephone redemption option, you might be giving up a measure of security that you might otherwise have had were you to redeem your shares in writing. In addition, interruptions in telephone service may mean that you will be unable to effect redemption by telephone if desired.

If you purchase your shares by check and then redeem your shares before your check has cleared, the Primary II Fund may hold your redemption proceeds until your check clears, or for ten (10) days, whichever comes first.

By Wire. You may request the redemption proceeds be wired to your designated bank if it is a member bank or a correspondent of a member bank of the Federal Reserve System. Citco Mutual Fund Distributors, Inc. may charge a fee (currently $25) for outgoing wires.

If you purchased the Primary II Fund shares by wire, you must complete and file an Application Form with the transfer agent before any of the shares purchased can be redeemed. If you do not have an Account Application, call Citco Mutual Fund Distributors, Inc. and they will send you an application.

Minimum Balance Requirement. If the value of the shares in your account falls to less than $2,000, the Primary II Fund may notify you that, unless your account is increased to $2,000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the rate of redemption. You will have thirty days after notice to bring the account up to $2,000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $2,000 as the result of market action. The Primary II Fund reserves this right because of the expense to the Primary II Fund of maintaining very small accounts.

Exchange Feature. You may exchange your shares of the Primary II Fund for the shares of the Quaker Funds without incurring any additional sales charges. Shares of QRI have an exchange option solely with Class A shares of the Quaker Funds. Shares of QRII have an exchange option with Class B and Class C shares of the Quaker Funds. An exchange involves the simultaneous redemption of shares of one fund and purchase of shares of another fund at each fund's respective closing NAV next determined after a request for exchange has been received. An exchange is a taxable transaction. You may direct the Primary II Fund to exchange your shares by contacting Citco Mutual Fund Distributors, Inc. The request must be signed exactly as your name appears on your account and it must also provide your account number, number of shares to be exchanged, the names of the fund to which the exchange will take place and a statement as to whether the exchange is a full or partial redemption of existing shares.

The Trustees reserve the right to suspend or terminate, or amend the terms of the exchange privilege upon 30 days written notice to shareholders.

12

your account

The Quaker Funds impose a contingent deferred sales charge ("CDSC") on its Class B and C shareholders who redeem their shares before holding them the required number of years. An exchange into QRII shares will not begin a new required holding period for Quaker shareholders. However, if an investor redeems his or her QRII shares prior to the end of his or her required holding period, a CDSC will be charged upon the redemption.

Systematic Withdrawal Plan. Shareholders owning shares with a value of $10,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $100 per payment, by authorizing Citco Mutual Fund Distributors, Inc. to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December) in order to make the payments requested. Each Quaker Fund has the capacity of electronically depositing the proceeds of the systematic withdrawal directly to the shareholder's personal bank account ($5,000 minimum per bank wire).

Instructions for establishing this service are included in the Account Application, or are available by calling Citco Mutual Fund Distributors, Inc. If you prefer to receive systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven (7) days of the valuation date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the Application (see "Medallion Signature Guarantees"). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. A duly authorized officer(s) must sign the Application and the corporate seal affixed. No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Primary II Fund. Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Primary II Fund upon 60 days written notice or by a shareholder upon written notice to Citco Mutual Fund Distributors, Inc. Applications and further details may be obtained by calling Citco Mutual Fund Distributors, Inc. at 800-220-8888.

The Fund assumes no responsibility for delays in the receipt of wired or mailed funds.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Primary II Fund's operations (for example, if the request is greater than $250,000 or 1% of the Primary II Fund's net asset value), the Primary II Fund reserves the right to make payment in portfolio securities rather than in cash ("redemption in kind"), without notice. A shareholder may incur transaction expenses in converting the securities received into cash.

Frequent Purchases and Redemptions

The Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Purchases or sales of shares of the Primary II Fund, and exchanges of shares of the Primary II Fund, should not be used to exploit short-term swings in the market. Frequent purchases and sales of the Primary II Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies. RMCI does not monitor or limit short-term trading activity in the Primary II Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, the Primary II Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Fund's intention to do so.

13

account services

Shareholder Services

Check Writing. You may redeem shares of the Primary II Fund by using your check writing privileges. Once you complete an application or a signature card and certain other documentation, you can write checks for $500 or more against your account. A check will be returned (bounced) and a fee charged under the following circumstances: if you request a stop payment; the check is postdated; the check contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or is written against accounts with insufficient or uncollected funds.

Shareholder Communications. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Fund immediately. Failure to do so could result in the shareholder suffering a loss. The Primary II Fund may choose not to send duplicate copies of shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address. If you would like to receive additional copies of these materials, please contact the Primary II Fund or Citco Mutual Fund Distributors, Inc.

Special Services. The Primary II Fund may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders and providing special research services.

14

dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in the Fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by the Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting the Fund and its shareholders are subject to change, including retroactive change.

The Fund declares dividend distributions daily and pays them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. Shareholders redeeming shares will receive all dividends declared through the date of redemption. The Fund anticipates that most of its dividends will consist of ordinary income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of the Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

Distributions of any long-term capital gains earned by the Fund will be taxable to you as long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Fund. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year. Because the Fund seeks to maintain a stable $1.00 NAV, you are not likely to recognize a gain or loss on the redemption or exchange of shares.

After the end of each year, the Fund will provide you with information about the dividends and distributions you received. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

It is the Fund's intention to distribute substantially all of its net investment income. At times a portion of the Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, the Fund's net investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by the Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in the Fund.

15

financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends). The information for 2006 has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor.

	QRI
	Years Ended May 31,		Period Ended May 31,

	2006	2005	2004(a)
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0309	0.0097	0.0011
Less dividends from net investment income	(0.0309)	(0.0097)	(0.0011)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	3.14%	0.98%	0.11%
Ratios/Supplemental Data
Net assets end of period (thousands)	$477.0	$196.7	$231.6
Ratio of expenses to average net assets before waiver*	1.05%	1.05%	0.97	%(b)
Ratio of expenses to average net assets after waiver*	0.97%	0.96%	0.82	%(b)
Ratio of net investment income to average net assets	3.16%	1.02%	0.20	%(b)
	QRII
	Years Ended May 31,		Period Ended May 31,

	2006	2005	2004(a)
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000
Net investment income from investment operations	0.0234	0.0037	0.0002
Less dividends from net investment income	(0.0234)	(0.0037)	(0.0002)
Net asset value at end of period	$1.0000	$1.0000	$1.0000
Total Return	2.36%	0.37%	0.02%
Ratios/Supplemental Data
Net assets end of period (thousands)	$671.0	$210.8	$476.7
Ratio of expenses to average net assets before waiver*	1.80%	1.80%	1.72	%(b)
Ratio of expenses to average net assets after waiver*	1.72%	1.54%	0.99	%(b)
Ratio of net investment income to average net assets	2.34%	0.27%	0.03	%(b)

(a)  From the period November 5, 2003 (Commencement of Class) to May 31, 2004.

(b)  Annualized.

*  Does not include expenses of the Reserve Primary Fund Class 8.

16

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Protecting Your Privacy at The Reserve*

Protecting Customer Information:

Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

ALL PERSONAL INFORMATION PROVIDED BY OUR CUSTOMERS IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO THIRD PARTIES FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

The Reserve requires that employees with access to confidential information not use or disclose the information except for our internal business use. Only employees who need this information to service your accounts have access to this information. Such employees are trained to safeguard your personal information.

Who is Covered by our Privacy Policy:

This Privacy Policy applies to all current and former customers of The Reserve. Customers who receive information from The Reserve through the Internet are covered by The Reserve's Internet Security Statement, which is posted on our Web site at www.TheR.com. The site also contains links to unaffiliated Web sites. The Reserve is not responsible for the privacy practices or the content of such other Web sites.

Customers receive our Privacy Policy when they open a new account and annually thereafter. Our current policy is available online at www.TheR.com. You will be notified of any major change to the Privacy Policy.

Types of Information We Collect from our Customers:

•  Information from applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income).

•  Information about your Reserve account, account transactions (e.g., account number, spending and payment history, use of online products and services) and other transactions with The Reserve and others.

•  Information about your creditworthiness, credit history, and information about you obtained from consumer reporting agencies or other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

•  If you visit our Web site, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our Web site keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage and to improve our Web site. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.TheR.com for more information.

(i)

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information:

When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

Questions:

If you have any questions, please call our Institutional Sales Department between the hours of 8:00a.m. and 5:00p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 1-800-637-1700 and press zero.

Options relating to disclosure of personal information:

We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 1-800-637-1700 and press zero. If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our Web site.

(ii)

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member NASD.

(iii)

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This Prospectus contains the information about the Primary II Fund, which a respective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Primary II Fund, and is incorporated by reference into (considered part of) this Prospectus. Additional information about the Primary II Fund's investments is also available in the Primary II Fund's Annual and Semi-Annual Reports. The Annual and Semi-Annual Reports list the Primary II Fund's portfolio holdings, describe the Primary II Fund performance, include financial statements for the Primary II Fund, and discuss market conditions and strategies that significantly affected the Primary II Fund's performance during its past fiscal year. You may obtain copies of these documents without charge, make inquiries or request other information by calling 800-637-1700. You may also obtain these documents and the SAI from the Fund's Web site at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York, NY 10001-3701.

Information about the Primary II Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Primary II Fund are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this prospectus for future reference.

Distributor — Resrv Partners, Inc.
09/2006
QRMP 0906

Investment Company File Number: 811-2033
The Reserve Fund

STATEMENT OF ADDITIONAL INFORMATION

PRIMARY II FUND

OF

THE RESERVE FUND

1250 BROADWAY, NEW YORK, N.Y. 10001-3701

212-401-5500 - 800-637-1700

The Reserve Fund (the “Trust”) was organized on February 1, 1970 as a Maryland corporation and re-organized on October 28, 1986 as a Massachusetts business trust. The Reserve Fund is an open-end management investment company registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”). This Statement of Additional Information (“SAI”) pertains to the Primary II Fund, a series of the Trust (the “Fund”). At the date of this SAI, the Reserve Fund had five series authorized. As of the date of this SAI the Primary II Fund had two classes of shares outstanding, Classes QRI and QRII. Additional series and classes may be added by the Board of Trustees of the Trust (the “Trustees”) without a shareholder vote. The Primary II Fund invests all of its assets in Class Institutional shares of the Primary Fund, another series of the Trust, rather than directly in a portfolio of securities. The Primary Fund’s investment objective is identical to the Primary II Fund’s investment objective. This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities. Therefore the descriptions of the Primary II Funds’ investment strategies, investment risks, and tax considerations, and the references to the “Fund” in that regard, denote the direct investments of the Primary Fund and the indirect investments of the Primary II Fund.

Reserve Management Co., Inc. (“RMCI” or the “Adviser”) serves as the Investment Adviser to the Trust. Resrv Partners, Inc. (“Resrv”), an affiliate of RMCI, is the distributor of shares of the Funds pursuant to a distribution agreement between Resrv and the Trusts. RMCI and Resrv are located at 1250 Broadway, New York, NY 10001-3701.

This SAI is not a prospectus, and should be read in conjunction with the prospectuses of the Fund, dated September 28, 2006 (the “Prospectus”). The Prospectus is incorporated by reference into this SAI and this SAI is incorporated by reference into the Prospectus. The Fund’s audited financial statements are incorporated by reference into this SAI from the annual report to shareholders for the fiscal year ended May 31, 2006 (the “Annual Report”).

A copy of the Prospectuses and the Annual Report may be obtained without charge by writing to the Trust at the address shown above or by calling RMCI toll free at 800-637-1700. The SEC maintains a Web site (http://www.sec.gov) where you can download the SAI, the Prospectuses, the Annual Report, material incorporated by reference and other information regarding the Funds.

This SAI dated September 28, 2006

Shares of the funds are neither guaranteed nor insured by the U.S. government and there can be no assurance that a fund will be able to maintain a stable net asset value of $1.00 per share.

2

INVESTMENT OBJECTIVES AND POLICIES

The investment objective of both the Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

This investment objective is a fundamental policy for each Fund and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act. There can be no assurance that a Fund will achieve its investment objective.

An investment in either Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Fundamental Policies

The Primary II Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding share of the Fund (a “Majority Vote”). Under each Fund’s fundamental investment policies, the Fund may not:

(1) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities) and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations; with respect to not concentrating a Fund’s investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its I investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund’s option; and

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(8) make investments on a margin basis.

Although each Fund has determined to be a non-diversified investment company, in fact, like all money market funds, each Fund operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer. Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

The Fund intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act which generally limits a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets.

Money-market funds are also subject to the credit quality and maturity requirements of Rule 2a-7. Accordingly, the Funds may invest only in short term money market obligations, rated in one of the two highest short term ratings from a nationally recognized statistical rating organization or in the securities of other open-end investment companies with substantially the same investment objective as the Fund. The average maturity of the Funds’ securities portfolio will not be more than 90 days. In addition, the Funds will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. Government, as to principal and interest, or 397 days (13 months) for other securities.

The Investment Company Act prohibits open-end funds from issuing “senior securities” other than bank borrowings that have at least 300% asset coverage.  A Fund will not be considered to have issued a “senior security” by entering into reverse repurchase agreements because it will maintain liquid assets in a segregated account having a value equal to the repurchase price, including interest.

Money Market Instruments and Investment Strategies

The following section contains more detailed information about the types of instruments in which the Fund may invest, the strategies the Fund may employ, and a summary of the related risks. A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help the Fund achieve its investment objective.

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U.S. Government Securities.  The Fund may also invest in other U.S. government securities including instruments which are issued or guaranteed by agencies of the federal government and instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing securities. U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”), in addition to direct obligations of the U.S. Treasury. Some obligations of agencies and instrumentalities of the U.S. government, such securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Treasury Obligations.  The Fund may invest in obligations of or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government. The Funds may invest in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

Bank Obligations.  The Fund may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by a letter of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks. A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period. A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is a guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness. Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to

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the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers. The Fund will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankeedollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S

Foreign Corporate Debt Obligations and Foreign Bank Obligations.  The Fund may invest in foreign investment grade corporate debt obligations (including commercial paper) of foreign companies, as well as in the obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks, (“Eurodollar” obligations) which banks have, at the time of the investment, more than $25 billion in total assets or the equivalent in other currencies. Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation. Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund. Investment in these securities involves risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards. Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Primary Fund may be subject to the risks associated with the holding of such property overseas. Eurodollar and foreign obligations of the Fund held overseas will be held by foreign branches of the Fund’s custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

Corporate Debt Obligations.  The Fund may invest in obligations of corporations (including commercial paper) and other entities, including those that have a remaining life of 13 months or less and are of investment grade.  Investment grade corporate debt obligations are rated in one of the four highest rating categories by Moody’s Investors Service, Inc. (“Moody’s”) or The Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”), or if unrated, are determined by RMCI to be of comparable quality.  Moody’s considers debt securities rated Baa (its lowest investment grade rating) to have speculative characteristics.  Commercial paper instruments have a maturity of less than nine months and investments in commercial paper will be of high quality (i.e. rated A-1 or A-2 by S&P, Prime 1 or Prime 2 by Moody’s, and, if unrated, of comparable quality).  Changes in in economic conditions or other circumstances of an issuer are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher rated obligations.  A description of the ratings assigned to commercial paper and other corporate debt obligations by Moody’s and S&P is included in this SAI.  See “Credit Ratings” in Appendix A.

Credit ratings attempt to evaluate the safety of principal and interest payments, but they do not evaluate the volatility of a debt security’s value or its liquidity and do not guarantee the performance of the issuer.  Rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.  There is a risk that rating agencies may downgrade a debt security’s rating.  Subsequent to a security’s purchase by the Fund, it may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund.  Neither event will require the sale of such securities, although RMCI will consider such event in its determination of whether the Fund should continue to hold the security.  RMCI may use these ratings in determining whether to purchase, sell or hold a security.  It should be emphasized, however, that ratings are general and are not absolute standards of quality.  Consequently, debt obligations with the same maturity, interest rate and rating may have different market prices.

Municipal Obligations.  The Fund may also invest in municipal obligations. Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds. General obligation bonds are backed by the issuer’s faith, credit and taxing power. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. The Fund may also invest in private activity bonds which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment. The Fund’s portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of

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which is a normal commitment but not a legal obligation of a state or municipality. Moral obligation bonds must meet the same credit quality standards as the other investments of the Fund.

The Fund will purchase municipal securities, which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s Division of the McGraw-Hill Companies, Inc. (“S&P”). Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Fund may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest. Yields on municipal obligations are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

When-Issued Municipal Obligations.  Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis. There is no limit on the Fund’s ability to purchase municipal obligations on a when-issued basis. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value (“NAV”) per share. The Fund will also maintain readily marketable assets, at least equal in value to its commitments for when-issued securities, specifically for the settlement of such commitments. RMCI does not believe that the Fund’s NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

Asset-Backed Securities.  The Fund may invest in asset-backed securities, which represent undivided fractional interests in pools of instruments, such as credit card, auto, and equipment receivables, and home equity and other consumer loans. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, overcollateralization, liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower’s securities.  The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security’s par value.  If the credit enhancement has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.  Prepayment, especially during periods of declining interest rates, may cause the Fund to achieve a lower rate of return upon reinvestment of principal.  Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

INVESTMENT STRATEGIES

The Fund may also employ the following investment strategies:

Repurchase Agreements.  The Fund may invest in securities pursuant to repurchase agreements (“REPOs”). Under such agreements, the Fund purchases and simultaneously contracts to resell securities at an agreed upon time and price, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period. The Fund will limit REPOs to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trustees. To reduce the risk of incurring a loss on a REPO, the Fund will follow procedures intended to provide that all REPOs are at least 100% collateralized as to principal and interest. The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. The Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its Custodian.

A REPO may be construed to be a collateralized loan by the purchaser to the seller secured by the securities transferred to the purchaser. In general, for Federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold”. Therefore, amounts earned under such

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agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

REPOs could involve risks in the event of a default of the REPO counter-party to the agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security. The Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

Reverse Repurchase Agreements.  The Fund may enter into reverse repurchase agreements (“reverse REPOs”) when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. Reverse REPOs involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. In a typical reverse REPO transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. During the time a reverse repurchase agreement is outstanding, the Fund will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price. A reverse repurchase agreement involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with such transactions. It is the Fund’s policy that entering into a reverse REPO transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the Fund at the time of the transaction.

Investments In Illiquid Securities.  Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the fund has valued the instruments. The Fund may invest in illiquid securities if such investments would not exceed 10% of such Fund’s net assets. The liquidity of the Fund’s investments is monitored under the supervision and direction of the Trustees. Investments currently considered illiquid include REPOs not maturing within seven days and certain restricted securities.

Borrowing.  The Fund has the authority to borrow money, including through reverse REPO transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. The Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing subjects the Fund to interest costs. Borrowing could also involve leverage if securities were purchased with the borrowed money. To avoid this, the Fund will not purchase securities while borrowings are outstanding.  The Fund could suffer a loss in the event that there are losses on investments made with such collateral.  In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  The Fund could also experience delays and costs in gaining access to the collateral.

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Securities Lending Agreements.  The Fund may, from time to time, lend securities on a short-term basis to banks, brokers and dealers (but not individuals) if, after any loan, the value of the securities loaned does not exceed 25% of the value of the Fund’s assets. The Fund will receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. Under current regulations, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for the settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund may pay reasonable finders, custodian and administrative fees. Loan arrangements made by the Fund will comply with all applicable regulatory requirements including the rules of the New York Stock Exchange (the “NYSE” or the “Exchange”).

The Fund could suffer a loss in the event that there are losses on investments made with such collateral. In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral.

Credit Quality.  The SEC has adopted regulations that dictate the credit quality requirements for money market funds. These require funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one NRSRO if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be “first tier” or “second tier” securities. First tier securities may be rated within the highest category or may be determined to be of comparable quality. Money market fund shares and U.S. government securities are also first tier securities. Second tier securities generally are rated within the second-highest category. Should a security’s high-quality rating change after purchase by the Fund, the Adviser would take such action, including no action, determined to be in the best interest of the Fund.

RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in the Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities which comprise the Fund’s assets.

Credit Risk.  This is the risk that the issuer of a security that the Fund owns will not make timely payments of principal and interest. The degree of credit risk depends on the issuer’s financial condition and on the terms of the obligation. This risk is reduced to the extent that the Fund invests in to U.S. Treasury or U.S. government securities.

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Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.

Interest Rate Risk.  Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.

Temporary Defensive Positions.  The Fund will at all times as are practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Fund may take a temporary defensive position that is inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions. The Fund would generally, in adopting a temporary defensive position, buy more conservative U.S. Government securities.  In an extreme emergency, each Fund would maintain a large percentage of uninvested cash. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

PORTFOLIO TRANSACTIONS

Portfolio Transaction Fees.  Investment transactions by the Funds are normally principal transactions at net prices. Therefore the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of the Funds’ investment securities, subject to the overall supervision of the officers and the Trustees of the Funds. In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields. In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research, or other services provided by the dealer to the Adviser. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser. Dealers who execute investment securities transactions may also sell shares of a Fund. However, any such sales will be neither a qualifying nor disqualifying factor in the selection of dealers.

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Disclosure of Portfolio Holdings

A complete list of the portfolio holdings of the Fund, as of the previous day if available, will be provided via facsimile by calling 800-637-1700. This information is available to any person or entity on request. RMCI may distribute or authorize the distribution of a Fund’s portfolio holdings that are not yet publicly available to RCMI’s employees and affiliates that provide services to the Fund and require this information to fulfill their contractual duties relating to the Fund. The Fund may also provide publicly available portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. There are no ongoing arrangements with third-parties to make available information about a Fund’s portfolio holdings that is not publicly available.  RCMI and its affiliates do not expect to disclose information about the Fund’s portfolio holdings that is not publicly available to individual and institutional investors, to intermediaries that distribute the Fund’s shares or to any other third-party.

The Fund’s Chief Investment Officer is responsible for authorizing the daily release of the portfolio holdings. Any non-publicly available disclosure made to entities other than RCMI and its affiliates will be reviewed by the Chief Compliance Officer (“CCO”) prior to any release of the portfolio holdings information.  The CCO will make quarterly reports to the Board on the operation and effectiveness of the portfolio holdings policy.

Security Allocation

When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transaction fees are allocated as to amount in accordance with the amount of the order placed for each fund. The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

MANAGEMENT OF THE TRUST

The Board of Trustees of the Trust is responsible for the management and supervision of each Fund. The Trustees approve all material agreements between the Funds and the Funds’ service providers.

The Board of Trustees has an Audit Committee, a Nominating Committee and a Valuation Committee. The Audit Committee consists of Trustees who are not “interested persons” of the Fund as defined in the Investment Company Act (the “Independent Trustees”). The Audit Committee reviews the Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices and oversees the quality and objectivity of its financial statements and the independent audit thereof. The Audit Committee is comprised of Messrs. Montgoris and Ehlert. Mr. Montgoris has been determined to meet the qualifications of an audit committee financial expert. The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required. While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Fund, include all appropriate biographical information and set forth the qualifications of the proposed nominee. The Secretary of the Fund will forward all nominations received to the Nominating Committee. The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures. The Audit Committee met eight (8) times, the Nominating Committee met three (3) times and the Valuation Committee did not meet during the fiscal year ended May 31, 2006.  The Valuation Committee is comprised of Messrs. Bent and Ehlert.

Biographical Information

Biographical information relating to the Independent Trustees, the Officers of the Funds and the Trustee who is an “interested person” of the Fund, as defined in the Investment Company Act (the “Interested Trustee”), is set forth below. The Trustees and the Officers of the Funds oversee seven registered investment companies, with 31 portfolios, in the Reserve/Hallmark fund family.

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INTERESTED TRUSTEE:

Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†* Age: 69 The Reserve 1250 Broadway New York, NY 10001	Chairman, President and Treasurer	Trustee since inception; Chairman since 2000; Chief Executive Officer from 2000 to 2005.

Chairman of Reserve Management Company, Inc. (“RMCI”) since 2005; President of RMCI from 2000 to 2005; Director and Chairman of Reserve Management Corporation (“RMC”) since 2000; Chief Executive Officer of RMC from 2000 to 2005; and Chairman and Director of Resrv Partners, Inc. (“RESRV”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990; Co-founder of The Reserve Fund in 1970; Officer thereof since 1970; former Chief Executive Officer of the trusts in the Reserve/Hallmark family of funds.

Independent Trustees

Edwin Ehlert, Jr. Age: 75 2517 Highway #35, Bldg. J Manasquan, NJ 08736		Trustee since inception.	Retired. President, Premier Resources, Inc. (meeting management firm) since 1987.

William J. Montgoris Age: 59 286 Gregory Road Franklin Lakes, NJ 07417		Trustee since 1999.	Retired since 1999. Chief Operating Officer of The Bear Stearns Companies, Inc. from 1979 to 1999; Director of Stage Stores, Inc. (retailing) since 2004.

Officers Who Are Not Trustees

Bruce R. Bent II† Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Vice Chairman, President, Assistant Secretary of RMCI since 2005; Assistant Treasurer of RMCI since 2000; Senior Vice President and Secretary of RMCI from 2000 to 2005; Vice Chairman and Assistant Secretary of RMC since 2005; Senior Vice President and Assistant Treasurer of RMC since 2000; Vice Chairman of RESRV since 2005 and Secretary, Assistant Treasurer and Director of RESRV since 2000; former Trustee of certain trusts and former President of all trusts in the Reserve/Hallmark family of funds.

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Arthur T. Bent III† Age: 38 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Vice Chairman of RMCI since 2005; Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI since 2000; Vice Chairman of RMC since 2005; President, Treasurer and Assistant Secretary of RMC since 2000; Vice Chairman of RESRV since 2005 and Treasurer, Assistant Secretary and Director of RESRV since 2000; former Treasurer and Chief Financial Officer of the trusts in the Reserve/Hallmark family of funds.

Patrick J. Farrell Age: 46 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer

Chief Financial Officer of RCMI and RMC since 2006; Treasurer and Assistant Secretary of MainStay Funds, Eclipse Funds and MainStay VP Funds from 2001 to 2005; Principal Financial Officer of McMorgan Funds; Managing Director of New York Life Investment Management.

Edmund P. Bergan, Jr. Age: 56 The Reserve 1250 Broadway New York, NY 10001	Secretary and General Counsel

Senior Vice President, General Counsel and Secretary of RMCI and its affiliates since 2006; Senior Regulatory Counsel of Proskauer Rose LLP from 2004 to 2006;  Prior thereto, and since before 2001, Senior Vice President and General Counsel of the mutual fund distribution and servicing affiliates of Alliance Capital Management L.P.

Christina Massaro Age: 39 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer

Chief Compliance Officer of the Funds, RMCI and RESRV since 2005; Anti-Money Laundering Compliance Officer of RMCI and RESRV since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

*  Mr. Bruce Bent is an “interested person” of the Funds as defined in Section 2(a) (19) of the Investment Company Act due to his positions with RMC, RMCI and RESRV.

**  Each Trustee shall hold office until he resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the non-interested Trustees. Trustees need not be Shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

† Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

Effective May 12, 2005, Mr. William Viklund resigned from the Board of Trustees of the Trust.

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Trustee Share Ownership. As of December 30, 2005, the Trustees’ beneficial ownership of the equity securities of the Fund and of the Funds and Trusts in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”) are indicated below:

Name*	Primary Fund	Primary II Fund	All Supervised Funds
Interested Trustee:
Bruce R. Bent	Over $100,000	None	Over $100,000
Independent Trustees:
Edwin Ehlert, Jr.	None	None	None
William Montgoris	$50,001-$100,000	None	Over $100,000

As of September 1, 2006 neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv Partners, Inc. (“Resrv” or the “Distributor”) or an entity controlling, controlled by or under common control with the Adviser or the Distributor. As of September 1, 2006, the Officers and Trustees as a group owned less than 1% of any Class of shares of the Fund.

Compensation of Trustees. The Independent Trustees are paid a fee of $3,500 for each Board meeting of the Trust that they attend in person, a fee of $1,000 for each joint telephonic meeting of the Trust that they participate in, and an annual fee of $40,000 for service to all of the trusts in the Reserve/Hallmark family of fund complex and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve/Hallmark fund complex on the basis of each fund’s relative net assets. The Trustees do not receive any pension or retirement benefits. The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting. Mr. Montgoris receives an annual fee of $25,000 for his service as an audit committee financial expert for the trusts for which he serves as such.

For the fiscal year ended May 31, 2006, the Trustees received the following compensation from Funds and Supervised Funds.  Mr. Bruce Bent does not receive compensation from any of the Funds.

Name	Primary Fund	Primary II Fund	Compensation from all Reserve/ Hallmark Funds*
Edwin Ehlert, Jr.	$58,303.66	$0.84	$68,808.07
William Montgoris	$79,695.66	$1.15	$94,054.19

*Each Trustee serves on the Board of seven registered investment companies, which encompass a total of 31 funds.

Principal Shareholders.  As of September 1, 2006, all of shares of Primary II Fund were held by Citco Quaker Fund, 83 General Warren Blvd. - Suite 200, Malvem, PA 19355.

Any shareholder beneficially owning more than 25% of the Fund’s outstanding shares, either directly or indirectly, may be considered a controlling person of the Fund. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than votes of other shareholders.

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Code of Ethics

The Trust, RMCI and Resrv have adopted a Code of Ethics (the “Code”), conforming to the requirements of the Investment Company Act. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. Under the Code, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper or municipal bonds.

Other Matters. The Trust has determined that certain of the service contracts, including investment management agreements, and distribution plans for the Funds have lapsed or were not properly approved or adopted due to an administrative error. The Trust and the Adviser are taking all necessary steps to remedy this, including obtaining shareholder approval of the retention of fees paid and the approval of new service contracts and distribution plans.

Proxy Voting

The Trustees have delegated proxy voting authority with respect to each Fund’s portfolio securities to RMCI. In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust. RMCI believes that the policy and procedures ensure that such proxies are voted in the best interest of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

Proxy voting policy and procedures, as well as information about how a particular proxy was voted, are available upon request. Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 800-637-1700 to request a copy.

INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trust. Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

Investment Management Arrangements.  The Trust, on behalf of the Fund, has entered into an Investment Management Agreement with the Adviser (a “Management Agreement”) which provide for a comprehensive management fee structure. Under each Management Agreement, RMCI manages the Fund’s investments in accordance with the Fund’s investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of the Management Agreement, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee, as well as all administrative and customary operating expenses of the Funds, and shareholder liaison services (such as responding to inquiries and

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providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the administrative and customary operating expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s Distribution Plan, and the fees of the Trustees who are not interested persons of the Adviser as defined in the Investment Company Act. The Adviser may contract with other parties to perform any of the ordinary administrative services required of the Administrator; provided, however any compensation paid for such services will be the responsibility of the Adviser. The Management Fee for both the Class QRI and Class QRII shares of the Fund is 0.80% of the average daily net assets of the respective class. The Management Fee for the Class Institutional shares of the Primary Fund is paid on the average daily net assets of that class at an annual rate of 0.12%.

Each Management Agreement is renewed annually if approved by the Trustees and by the separate vote of a majority of the non-interested Trustees.  Each Management Agreement may be terminated without penalty, upon sixty (60) days’ written notice, by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund’s expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, and payments to financial intermediaries, using its own resources, as it from time to time deems appropriate. RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

Primary Fund

Year Ended May 31,	Management Fee	Fee Waiver
2004	$63,459,784	395,736
2005	$61,761,841	$486,130
2006	$69,860,720	$90,296

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Primary II Fund

Year Ended May 31,	Management Fee	Fee Waiver
2004	$774	None
2005	$4,984	$498
2006	$4,025	$401

DISTRIBUTION ARRANGEMENTS

Distribution Plan.  The Trust has adopted a distribution plan under Rule 12b-1 of the Investment Company Act with respect to the QRI and QRII shares. The Class Institutional shares do not pay a Rule 12b-1 distribution fee. Classes QRI and QRII of the Primary II Fund pay distribution (12b-1) fees on the average daily net assets of each such class at the rate of 0.25% and 1.00% respectively, regardless of the amount of distribution expenses incurred.

Resrv uses distribution (12b-1) fees to pay brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ shareholder accounts at an annual rate of 0.25% and 1.00%, respectively, of the average daily net assets of the QRI and QRII accounts serviced by such Intermediary. Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the intermediary’s clients accounts. Substantially all such payments are paid to Intermediaries for distribution and shareholder liaison services.

The Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly. The Trust’s Controller or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plan and related agreements. The Trustees have determined that there is a reasonable likelihood that the Distribution Plan will benefit the Fund and its shareholders. The Fund paid the following fees under its Distribution Plan and Distribution Agreement for the periods indicated:

Year Ended May 31,	Primary Fund	Primary II Fund
2004	$12,391,590	$756	*
2005	$12,871,130	$4,903	**
2006	$13,685,517	$3,127

*The Distributor waived $532 of such fees, after which the amount paid by the Primary II Fund was $224.

** The Distributor waived $801 of such fees, after which the amount paid by the Primary II Fund was $4,102.

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services to the Fund. As of May 31, 2006, for the period since the inception of the Distribution Plan, the distribution expenses have equaled or exceeded the distribution revenues paid under the Distribution Plan for the Fund.

Distribution Agreement.  The Trust, on behalf of the Fund, has also entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the distribution of the Fund’s shares. The Trust has authorized the Distributor, in connection with the sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. Resrv, located at 1250 Broadway, New York, NY 10001, acts as the “principal underwriter” for the Funds. The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares. Resrv’s principal business is the distribution of mutual fund shares.

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In addition to the amounts paid under the Distribution Agreements and the Distribution Plan, RMCI may, at its discretion, pay an Intermediary amounts from its own resources including amounts paid to it under Management Agreements. The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the costs that the Fund might bear if such services were provided directly by the Fund or by another entity. The amounts paid, which can vary by Intermediary, can be used by the Intermediary to offset its costs associated with account maintenance support, statement preparation, and transaction processing and other shareholder support services. Amounts paid by RMCI to Intermediaries, which vary by class of shares, represent a substantial portion of the amount received by RMCI under the Management Agreements. In addition to amounts paid under the Distribution Plan or by RMCI, an Intermediary may charge a fee for its services directly to its clients.

Approval of Distribution Arrangements.  Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by a majority of the non-interested Trustees who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for the purpose of voting on such renewal. All material amendments to a Distribution Plan must be approved by a vote of the Trustees and of the non-interested Trustees, cast in person at a meeting called for the purpose of such vote. The Distribution Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund, or by a vote of the non-interested Trustees. Each Distribution Agreement will terminate automatically in the event of its assignment.

OTHER SERVICE PROVIDERS

Transfer Agent.  The Trust acts as its own transfer and dividend-paying agent.

Custodian.  JP Morgan Chase Bank, 4 New York Plaza, New York, NY 10004 is the custodian of the assets of each Fund (the “Custodian”) pursuant to a Custodian Agreement with the Trust on behalf of each Fund.

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Independent Registered Public Accounting Firm

The Audit Committee of the Trust has selected KPMG LLP (“KPMG”), 345 Park Avenue, New York, NY 10154, as the Trust’s independent registered public accounting firm. The Funds’ financial statements for the fiscal year ended May 31, 2006, have been audited by KPMG and are incorporated herein by reference in reliance upon the reports of such firm.

HOW TO BUY AND SELL SHARES

In addition to the information below, information relating to the calculation of net asset value and to the purchase and redemption of shares is located in the Prospectus.

Suspension of Redemptions.  The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the NYSE is closed, or (b) when the SEC has determined that trading on the NYSE is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit.

SHAREHOLDER SERVICES

In addition to the information below, information on Shareholder Services is located in the Prospectus.

Report and Statements.  Shareholders receive an Annual Report containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve within 60 days. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

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Stop Payments .  Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cutoff time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

Shareholder Service Policies.  The Funds’ policies concerning the shareholder services are subject to change from time to time. The Funds reserve the right to increase their minimum investment amounts.  The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

Inquiries.  Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

Dividends, Distributions and Taxes

Dividends and Distributions.  The Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Trust is open for business. The Fund’s earnings for Saturdays, Sundays and holidays are generally declared as dividends on the preceding business day. If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains un-cashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV. No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

Taxes.  The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (“the Code”), so long as such qualification is in the best interests of shareholders. Such qualification relieves the Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If the Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in “qualified publicly

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traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that a Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year. While both the Primary Fund and the Primary II Fund, intend to distribute ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of either Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax. In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income. For taxable years beginning on or before December 31, 2010, however, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates. However, to the extent distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income”. Thus, ordinary income dividends paid by the Fund generally will not be eligible for taxation at the reduced rates. Similarly, because no portion of the Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Fund is expected to be eligible for the corporate dividends-received deduction. While municipal obligations generally pay interest which is excludible from gross income for Federal income tax purposes in the hands of the bondholder, such interest will not be excludible from gross income for Federal income tax purposes when paid to shareholders. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the Fund’s shares. Distributions in excess of the Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of the Fund. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the Fund on the reinvestment date. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its

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shareholders on December 31 of the year in which such dividend was declared. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, gain derived from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless an election is made to include the market discount in income as it accrues. Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of investment company taxable income to be distributed to its shareholders as ordinary income.

Income received from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

In the event that a Fund fails to maintain a constant NAV, upon the sale or other disposition of Fund shares, a shareholder may realize a taxable gain or loss. Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. A loss realized on a sale or exchange of Fund shares will be disallowed if other shares are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or fewer will be treated as a long-term capital loss to the extent of any distributions of net long-term capital gains received by the shareholder with respect to such shares.

The Fund is currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder’s social security number.

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over a Fund’s long-term capital loss for such taxable year).  However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding.  In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form).  In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain.  Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

The foregoing is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a Fund.  This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a Fund or to all categories of investors, some of which may be subject to special tax rules.  Current and prospective shareholders are urged to consult their own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a Fund.  The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

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INFORMATION ABOUT THE TRUST

The Declaration of Trust of the Reserve Fund permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest, which may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their respective share class of their Fund upon liquidation. The Trustees do not intend to hold annual meetings but will call such special meetings of shareholders as may be required under the Investment Company Act (e.g., to approve a new Investment Management Agreement or change the fundamental investment policies) or by the Declaration of Trust.

Further, the Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in a Fund. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares. Any changes would be required to comply with all applicable state and federal securities laws, which currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. Upon liquidation of any Fund, shareholders of each Class are entitled to share, pro rata, in the net assets of their Class that are available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder’s option.

Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board of Trustees.

All consideration received by the Trust for shares of one of the Funds and one of the Classes, and all assets in which such consideration is invested, will belong to that Fund and Class, and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.

Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for such trust’s obligations unless, as in this instance, the Declaration of Trust provides, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio’s, obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect. The Declarations of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

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The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and are voted upon by the shareholders of the Fund as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the Fund. These items require approval by a Majority Vote of the Class affected.

Financial Statements

The Funds’ audited Financial Statements for the fiscal year ended May 31, 2006 are incorporated into this SAI by reference to the Funds’ Annual Reports dated May 31, 2006. The Funds’ Annual Reports are available at no charge by calling 800-637-1700.

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APPENDIX A

Credit Ratings

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P. Issues (including commercial paper) within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes. SP-1, the highest note rating, indicates a strong capacity to pay principal and interest. Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation. SP-2,the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers (which includes issuers of commercial paper) to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing”; MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations (which includes commercial paper). F1 denotes the highest credit quality. It indicates the strongest capacity for timely payment of financial commitments. A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature. F2 denotes good credit quality. It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings. F3 denotes fair credit quality. It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

A-1

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive”, indicating a potential upgrade, “Negative”, for a potential downgrade, or “Evolving”, if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks. ‘A’ denotes a very strong bank. Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects. ‘B’ denotes a strong bank. There are no major concerns regarding the bank. Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects. “C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects. There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

Corporate Debt Obligations.

The following summarizes the ratings used by S&P for corporate debt obligations:

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely high capacity to pay interest and repay principal.

AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - This is the lowest investment grade. Debt rated BBB has an adequate capacity to pay interest and repay principal. Although it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

The following summarizes the ratings used by Moody’s for corporate debt obligations:

Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.

Baa - Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

A-2

APPENDIX B

Reserve Management Company, Inc

Proxy Voting Policy and Procedures

I.  Policy

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve funds, registered investment companies, referred to collectively as the “Funds”.  The Adviser has full authority to vote proxies on behalf of each Fund.  Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time. Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.  When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.  Purpose

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III. Procedures

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to the Guidelines.

A. Conflicts of Interest

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1. VOTE IN ACCORDANCE WITH THE GUIDELINES. To the extent that the Adviser HAS LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2. OBTAIN CONSENT.  To the extent that the Adviser HAS DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected

Fund and obtain consent to the proposed vote prior to voting the securities.  The disclosure will include sufficient detail regarding he matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote.  If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

B. LIMITATIONS

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1. FUND MAINTAINS PROXY VOTING AUTHORITY: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund. If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2. TERMINATED ACCOUNT: Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3. LIMITED VALUE: If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account.  In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4. SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5. UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.  Record Keeping

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund. Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.   Proxy Voting Guidelines

Each proxy issue will be considered individually. The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.  The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed.  However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to the types of proposals generally presented to stockholders.  Part A deals with proposals that have been approved and recommended by the company’s board of directors.  Part B deals with proposals submitted by stockholders for inclusion in proxy statements.  Part C addresses unique considerations pertaining to foreign issuers.

A. Board Approved Proposals

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself.  These proposals have been approved and recommended by the issuer’s board of directors.  The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests.  Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a. The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b. The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•       relating to executive compensation.

•       relating to changes in a company’s capitalization.

•       relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•       to adopt any form of anti-takeover measures.

•  to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•       on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

B. Stockholder Proposals

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement.  These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations. The Funds will vote on a case-by-case basis on all shareholder proposals.

C. Voting Shares of Foreign Issuers

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction.  Laws governing certain foreign issuers may provide substantially less protection for shareholders.  As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers.  Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

Approved as of March 6, 2006

PART C

Item 23. Exhibits.

(a) Declaration of Trust and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(b)(1) By-Laws and Amendments, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(b)(2) Amendment to By-Laws, filed as an exhibit to Registrant’s Post-Effective Amendment No. 79, dated September 28, 2005, is incorporated by reference.

(c) See exhibits “a” and “b.”

(d)(1) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds dated June 26, 1999, filed as an exhibit to Post-Effective Amendment No. 63 to the Registration Statement, dated April 9, 2001, is incorporated by reference.

(d)(2) Amendment to the Investment Management Agreement of Primary Fund, dated September 24, 2003, filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement, dated September 2, 2004, is incorporated by reference.

(d)(3) Amendment to the Investment Management Agreement of U.S. Government Fund, dated September 24, 2003, filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement, dated September 2, 2004, is incorporated by reference.

(d)(4) Amendment to the Investment Management Agreement of U.S. Treasury Fund, dated September 24, 2003, filed as an exhibit to Post-Effective Amendment No. 73 to the Registration Statement, dated September 2, 2004, is incorporated by reference.

(d)(5) Form of Investment Management Agreement for Liquid Performance Fund, dated September 29, 2005, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(e)(1) Form of Distribution Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, is incorporated by reference.

(e)(2) Form of Registered Dealer Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(f) Not applicable.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as an exhibit to Registrant’s Post-Effective Amendment No. 60, dated July 31, 1999, is incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Registrant’s Post-Effective Amendment No. 64, dated July 19, 2001, is incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement, dated April 27, 2005, filed as an exhibit to Registrant’s Post-Effective Amendment No. 79, dated September 28, 2005, is incorporated by reference.

(g)(4) Amendment to Global Custodian Agreement, dated September 29, 2005, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(h) Not applicable.

(i) Opinion and Consent of Counsel – Filed herewith.

(j) Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k) Not applicable.

(l) Purchase Agreement, dated January 10, 2006, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(m) Plan of Distribution, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, is incorporated by reference.

(n)(1) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Registrant’s Post-Effective Amendment No. 63, dated April 9, 2001, is incorporated by reference.

(n)(2) Reserve Liquid Performance Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Post-Effective Amendment No. 82 to the Registration Statement, dated January 11, 2006, is incorporated by reference.

(n)(3)  Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 - Filed herewith.

(o) Power of Attorney – Filed herewith.

(p) Code of Ethics – Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25. Indemnification.

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Hallmark Equity Series Trust, Reserve Municipal Money-Market Trust, Reserve Short Term Investment Trust and Hallmark Investment Series Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee. Mr. Bruce R. Bent is Chairman, President and Treasurer, Mr. Bruce R. Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer and Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary for each of the Trusts for which RMCI acts as investment adviser. The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position(s) with the Adviser	Other Business
Bruce R. Bent	Chairman	Chairman of Reserve Management Corporation; Chairman of Resrv Partners, Inc.

Bruce R. Bent II	Vice Chairman, President, Assistant Secretary and Assistant Treasurer	Vice Chairman, Senior Vice President, Assistant Secretary and Assistant Treasurer of Reserve Management Corporation; Vice-Chairman, Secretary and Assistant Treasurer of Resrv Partners, Inc.

Arthur T. Bent III	Vice Chairman, Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary	Vice Chairman, President, Treasurer and Assistant Secretary of Reserve Management Corporation; Vice Chairman, Treasurer and Assistant Secretary of Resrv Partners, Inc.

Edmund P. Bergan, Jr.	Senior Vice President, General Counsel and Secretary	Senior Vice President, General Counsel and Secretary of Reserve Management Corporation; Senior Vice President, General Counsel and Assistant Secretary of Resrv Partners, Inc.

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer of Resrv Partners, Inc.

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer of Resrv Partners, Inc.

Item 27. Principal Underwriters.

(a) Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to Reserve Fund, Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust, Reserve Municipal Money-Market Trust, Hallmark Equity Series Trust, Hallmark Investment Series Trust and Reserve Short-Term Investment Trust.

(b) Provided below is the name, positions and offices with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc. The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and office(s) with Resrv Partners, Inc	Position(s) and office(s) with the Registrant
Bruce R. Bent	Chairman	Chairman, President and Treasurer

Bruce R. Bent II	Vice-Chairman, Secretary and Assistant Treasurer	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Arthur T. Bent III	Vice-Chairman, Treasurer and Assistant Secretary	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Mary Belmonte	President	None

Edmund P. Bergan, Jr.	Senior Vice President, General Counsel and Assistant Secretary	Secretary and General Counsel

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer

(c)  Not applicable.

Item 28. Location of Accounts and Records.

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant’s Custodian.

Item 29. Management Services.

None.

Item 30. Undertakings.

Not applicable.

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 28th day of September 2006.

The Reserve Fund

By:	/s/ Bruce R. Bent II
Bruce R. Bent II, Co-Chief Executive Officer,
Senior Vice President and Assistant Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Bruce R. Bent*	Chairman, President and Treasurer	September 28, 2006
Bruce R. Bent

/s/ Bruce R. Bent II	Co-Chief Executive Officer, Senior Vice President	September 28, 2006
Bruce R. Bent II	and Assistant Treasurer

/s/ Arthur T. Bent III	Co-Chief Executive Officer, Senior Vice President	September 28, 2006
Arthur T. Bent III	and Assistant Secretary

/s/ Patrick J. Farrell	Chief Financial Officer	September 28, 2006
Patrick J. Farrell

/s/ Edwin Ehlert, Jr.*	Trustee	September 28, 2006
Edwin Ehlert, Jr.

/s/ William Montgoris*	Trustee	September 28, 2006
William Montgoris

*By:	/s/	Bruce R. Bent II	September 28, 2006
Bruce R. Bent II
Attorney-in-Fact

EXHIBIT INDEX

Exhibit
Numbers	Description

(i)	Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm

(n)(3)	Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3

(o)	Power of Attorney

(p)	Code of Ethics